Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NPD
Entity Registrant Name	CHINA NEPSTAR CHAIN DRUGSTORE LTD.
Entity Central Index Key	0001414850
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	197,446,940

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 59,591	371,256		767,885
Short-term bank time deposits	38,057	237,100		43,000
Restricted cash	5,778	36,000
Accounts receivable, net of allowance for doubtful accounts	18,395	114,601		102,937
Amounts due from related parties	1,325	8,254	[1]	4,649	[1]
Prepaid expenses, deposits and other current assets	23,634	147,252		122,831
Inventories	76,802	478,483		437,058
Deferred tax assets	274	1,704		2,009
Total current assets	223,856	1,394,650		1,480,369
Property and equipment, net	19,299	120,237		141,817
Long-term bank time deposits	3,210	20,000		169,000
Rental deposits	6,137	38,236		39,559
Cost method investments	2,029	12,638		12,638
Equity method investment				36,703
Intangible assets, net	460	2,868		3,087
Goodwill	8,318	51,819		51,819
Deferred tax assets	491	3,056		3,151
Deposits for acquisition				1,000
Accrued interest income	81	507		3,054
TOTAL ASSETS	263,881	1,644,011		1,942,197
Current liabilities:
Accounts payable	57,157	356,095		352,386
Bills payable	3,296	20,534
Amounts due to related parties	2,950	18,381	[2]	18,169	[2]
Accrued expenses and other payables	16,935	105,503		118,121
Deferred income	2,300	14,327		10,662
Income tax payable	6,575	40,967		28,480
Total current liabilities	89,213	555,807		527,818
Deferred income	2,948	18,365		17,078
Deferred tax liabilities	1,204	7,499		12,032
Other non-current liabilities	5,816	36,237		31,015
Total liabilities	99,181	617,908		587,943
Shareholders' equity:
Share capital - ordinary shares USD0.0001 par value: 360,000,000 shares authorized; 202,783,480 shares issued and outstanding as of December 31, 2011; 360,000,000 shares authorized; 197,446,940 shares issued and outstanding as of December 31, 2012	25	158		161
Treasury stock at cost 334,388 shares as of December 31, 2011; Nil as of December 31, 2012				(1,736)
Additional paid-in capital	133,675	832,811		1,252,232
Accumulated other comprehensive loss	(6,691)	(41,688)		(41,133)
Retained earnings	37,691	234,822		144,730
Total shareholders' equity	164,700	1,026,103		1,354,254
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 263,881	1,644,011		1,942,197

[1]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[2]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	197,446,940	202,783,480
Share capital - ordinary shares, shares outstanding	197,446,940	202,783,480
Treasury stock, shares		334,388

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenue	$ 409,280	2,549,856	2,491,290	2,356,604
Cost of goods sold	(219,790)	(1,369,312)	(1,302,653)	(1,192,665)
Gross profit	189,490	1,180,544	1,188,637	1,163,939
Sales, marketing and other operating expenses	(162,388)	(1,011,695)	(1,015,165)	(985,510)
General and administrative expenses	(18,577)	(115,734)	(120,671)	(128,196)
Impairment losses of property and equipment	(1,228)	(7,649)	(14,164)	(3,423)
Other expense				(25,540)
Other income	238	1,480
Income from operations	7,535	46,946	38,637	21,270
Interest income	2,638	16,435	23,154	23,923
Interest expense				(1,200)
Dividend income from cost method investments	727	4,528	3,616	3,028
Equity in income of an equity method investee	215	1,337	1,552	5,808
Gain on disposal of an equity method investee	10,985	68,440
Income before income tax expense	22,100	137,686	66,959	52,829
Income tax expense	(7,639)	(47,594)	(31,026)	(36,321)
Net income attributable to China Nepstar Chain Drugstore Ltd.	14,461	90,092	35,933	16,508
Earnings per ordinary share:
Basic	$ 0.07	0.45	0.17	0.08
Diluted	$ 0.07	0.45	0.17	0.08
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(89)	(555)	430	(3,708)
Comprehensive income attributable to China Nepstar Chain Drugstore Ltd.	$ 14,372	89,537	36,363	12,800

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Retained Earnings USD ($)	Retained Earnings CNY	Treasury Stock CNY
Beginning Balance at Dec. 31, 2009		1,777,732		166		1,605,762		(38,485)		210,289
Beginning Balance (in shares) at Dec. 31, 2009				209,873,148
Net income		16,508								16,508
Other comprehensive income (loss)		(3,078)						(3,078)
Repurchase and retirement of ordinary shares (Note 16) (in shares)	(3,827,082)			(3,827,082)
Repurchase and retirement of ordinary shares (Note 16)	(5,371)	(36,584)		(3)		(36,581)
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	1,559,872			1,739,872
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		10,149		1		10,148
Share-based compensation expense (Note 20)		5,781				5,781
Dividends (Note 18)		(201,301)				(83,301)				(118,000)
Ending Balance at Dec. 31, 2010		1,569,207		164		1,501,809		(41,563)		108,797
Ending Balance (in shares) at Dec. 31, 2010				207,785,938
Net income		35,933								35,933
Other comprehensive income (loss)		430						430
Repurchase of ordinary shares (Note 16)	(7,233)	(45,522)									(45,522)
Retirement of ordinary shares (Note 16) (in shares)				(5,142,102)
Retirement of ordinary shares (Note 16)				(3)		(43,783)					43,786
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	119,644			139,644
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		554				554
Share-based compensation expense (Note 20)		(1,195)				(1,195)
Dividends (Note 18)		(205,172)				(205,172)
Income from disposal of subsidiary to parent company (Note 23(f))		19				19
Ending Balance at Dec. 31, 2011		1,354,254		161		1,252,232		(41,133)		144,730	(1,736)
Ending Balance (in shares) at Dec. 31, 2011		202,783,480		202,783,480
Net income	14,461	90,092								90,092
Other comprehensive income (loss)		(555)						(555)
Repurchase of ordinary shares (Note 16)		(40,899)									(40,899)
Repurchase and retirement of ordinary shares (Note 16) (in shares)	(5,370,312)
Retirement of ordinary shares (Note 16) (in shares)				(5,704,700)
Repurchase and retirement of ordinary shares (Note 16)	(6,565)	(40,899)
Retirement of ordinary shares (Note 16)				(3)		(42,632)					42,635
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16) (in shares)	368,160			368,160
Issuance of ordinary shares upon exercise of employee share options and/or ordinary shares granted to directors and an employee (Note 16)		1,683				1,683
Dividends (Note 18)		(378,472)				(378,472)
Ending Balance at Dec. 31, 2012	$ 164,700	1,026,103	$ 25	158	$ 133,675	832,811	$ (6,691)	(41,688)	$ 37,691	234,822
Ending Balance (in shares) at Dec. 31, 2012	197,446,940		197,446,940

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 14,461	90,092	35,933	16,508
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense / (expense reversal)			(1,195)	5,781
Depreciation and amortization	7,245	45,135	58,913	66,755
Allowance for doubtful accounts	365	2,276
Loss/(gain) on disposal of property and equipment	(43)	(268)	3,605	3,531
Gain on disposal of an equity method investee	(10,985)	(68,440)
Equity in income of an equity method investee	(215)	(1,337)	(1,552)	(5,808)
Dividend income from an equity method investee	2,219	13,825
Deferred income taxes	(325)	(2,022)	(4,776)	112
Inventory write-downs	1,456	9,072	9,379	9,424
Impairment losses of property and equipment	1,228	7,649	14,164	3,423
Changes in operating assets and liabilities:
Accounts receivable	(2,237)	(13,940)	(19,215)	(11,161)
Prepayment for purchase of inventory from related parties				38,102
Amounts due from related parties	(579)	(3,605)	7,709	(5,052)
Prepaid expenses, deposits and other current assets	(3,299)	(20,551)	4,063	13,544
Inventories	(8,105)	(50,497)	(13,173)	(72,914)
Deferred income	457	2,841	(17,156)	17,894
Accounts payable	595	3,709	38,613	(21)
Bills payable	3,296	20,534
Amounts due to related parties	34	212	(6,292)	11,928
Accrued expenses and other payables	(1,769)	(11,018)	(7,843)	4,718
Income tax payable	2,843	17,709	6,975	13,921
Net cash provided by operating activities	6,642	41,376	108,152	110,685
Cash flows from investing activities:
Release/(placement) of restricted cash	(5,778)	(36,000)	5,000	10,000
Purchase of property and equipment	(5,620)	(35,014)	(28,089)	(56,195)
Proceeds from disposal of property and equipment, and land use right	461	2,870	9,717	718
Proceeds from maturity of held-to-maturity investment securities				400,000
Proceeds from disposal of an equity method investee	13,078	81,480
Dividend income from an equity method investee	1,794	11,175
Payment for acquisition				(1,979)
Investment in time deposits with original maturity over three months	(14,141)	(88,100)	(708,000)	(537,000)
Proceeds from maturity of time deposits with original maturity over three months	6,902	43,000	1,009,000	954,000
Effect of deconsolidation of a subsidiary			19
Refund of acquisition deposit	161	1,000
Net cash provided by/(used in) investing activities	(3,143)	(19,589)	287,647	769,544
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options	270	1,683	554	10,149
Payment for repurchase of ordinary shares	(6,565)	(40,899)	(45,522)	(36,584)
Repayment of short-term bank loans				(470,000)
Dividends paid	(60,749)	(378,472)	(205,172)	(239,932)
Net cash used in financing activities	(67,044)	(417,688)	(250,140)	(736,367)
Effect of foreign currency exchange rates on cash	(118)	(728)	(4,570)	(3,078)
Net increase/(decrease) in cash	(63,663)	(396,629)	141,089	140,784
Cash and cash equivalents at beginning of the year	123,254	767,885	626,796	486,012
Cash and cash equivalents at end of the year	59,591	371,256	767,885	626,796
Supplemental disclosure of cash flow information:
Interest paid				(1,639)
Income taxes paid	(5,802)	(36,144)	(30,141)	(19,642)
Accounts payable for purchase of property and equipment	$ 588	3,664	4,720	4,968

PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

(a)	Principal activities

China Nepstar Chain Drugstore Ltd. (the “Company”) and its subsidiaries (collectively with the Company, the “Group”) are principally engaged in the business of operating retail drugstores in the People’s Republic of China (the “PRC”). The Group’s drugstores provide pharmacy services and sell prescription drugs, non-prescription or over-the-counter drugs, nutritional supplements, herbal products, personal and family care products and convenience products such as snack food and beverages. As of December 31, 2012, the Company, through its subsidiaries, was the owner and operator of 2,132 retail drugstores in 73 cities in Guangdong, Jiangsu, Zhejiang, Liaoning, Shandong, Hunan, Fujian, Sichuan, Hubei, Anhui and Jilin provinces and Shanghai, Tianjin and Beijing municipalities of the PRC under the name of “China Nepstar”. All of the Group’s operations and customers are located in the PRC.

The following list contains the particulars of subsidiaries and an equity method investee which principally affect the consolidated results of operations and financial position of the Company.

Name of subsidiary/investee	Principal activities	Percentage of controlling interest as of December 31,
		2010	2011	2012
Shenzhen Nepstar Pharmaceutical Co., Ltd. (“Nepstar Pharmaceutical”)	Procurement of merchandise for the Group	100%	100%	100%
Weifang Nepstar Pharmaceutical Co., Ltd. (“Weifang Nepstar”)	Procurement of merchandise for the Group	100%	100%	100%
Shanghai Nepstar Chain Co., Ltd. (“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%
Guangzhou Nepstar Chain Co., Ltd. (“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Ningbo Nepstar Chain Co., Ltd. (“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%
Sichuan Nepstar Chain Co., Ltd. (“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%
Jiangsu Nepstar Chain Co., Ltd. (“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%
Dalian Nepstar Chain Co., Ltd. (“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hangzhou Nepstar Chain Co., Ltd. (“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shandong Minkang Nepstar Chain Co., Ltd. (“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar Chain Co., Ltd. (“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%
Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%
Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%
Yunnan Jian Zhijia Chain Drugstore Ltd. (“Yunnan Nepstar”)	Operation of retail drugstores (Note 1(a)(i))	40%	40%	—
Fuzhou Nepstar Chain Co., Ltd. (“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hubei Nepstar Chain Co., Ltd. (“Hubei Nepstar”)	Operation of retail drugstores	100%	100%	100%
Beijing Nepstar Chain Co., Ltd. (“Beijing Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenyang Nepstar Chain Co., Ltd. (“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar E-commerce Co., Ltd. (“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%
Zaozhuang Nepstar Chain Co., Ltd. (“Zaozhuang Nepstar”)	Operation of retail drugstores	—	100%	100%
Wenzhou Nepstar Chain Co., Ltd. (“Wenzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hunan Nepstar Health Chain Co., Ltd. (“Hunan Nepstar”)	Operation of retail drugstores	—	100%	100%
Wuhan Nepstar Drugstore Co., Ltd. (“Wuhan Nepstar”)	Operation of retail drugstores	—	—	100%

Note (i)

Yunnan Nepstar was 40% owned by Nepstar Pharmaceutical and 60% owned by Yunnan Jianzhijia Holding Co., Ltd. (“JZJ Holding”), a company 100% beneficially owned by a director of Yunnan Nepstar. On December 28, 2012, the Group completed the sales of its 40% equity ownership in Yunnan Nepstar to JZJ Holding. In accordance with the terms of the agreement entered into by the Group and JZJ Holding in connection with the transaction, JZJ Holding has acquired the Group’s 40% equity ownership in Yunnan Nepstar for a total cash consideration of RMB 81,480. As of December 31, 2012, Yunnan Nepstar is no longer an equity method investee of the Group. See Note 10.

(b)	Significant concentrations and risks

As of December 31, 2011 and 2012, the Group held US dollar denominated bank deposits of USD12,899 and USD9,943 (equivalent to RMB81,186 and RMB61,948) respectively, which were placed with financial institutions in the Hong Kong Special Administrative Region (“HKSAR”) of the PRC. Apart from the bank deposits in HKSAR, all of the Group’s bank deposits are with financial institutions in the mainland of the PRC.

(c)	Organization

The Company was incorporated in the Cayman Islands in August 2004 as part of the reorganization of Shenzhen Nepstar Health Chain Drugstore Co., Ltd., a PRC company that operated the retail drugstore business of Shenzhen Neptunus Group Co., Ltd. (“Neptunus Group”), to facilitate the raising of capital from investors outside of the PRC and the Company’s initial public offering (the “Reorganization”). On November 9, 2007, the Company completed its initial public offering of shares in the form of American Depositary Shares (“ADSs”). The Company’s ADSs are traded on New York Stock Exchange under the symbol “NPD”.

In May 2007, the Company carried out a group reorganization whereby it transferred 51% equity interest in each of Shanghai Nepstar, Guangzhou Nepstar, Ningbo Nepstar, Sichuan Nepstar, Jiangsu Nepstar, Dalian Nepstar, Hangzhou Nepstar, Shandong Nepstar, Shenzhen Nepstar, Qingdao Nepstar and Tianjin Nepstar (collectively the “Pre-2009 Regional Companies”) to two PRC companies (the “Transferee Companies”). The Transferee Companies are legally held under the name of the Group’s employees in order to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in the retail drugstore businesses. The Transferee Companies paid an aggregate consideration of RMB31,794 to the Company for the 51% equity interest in the Pre-2009 Regional Companies, which was financed by loans provided by the Company. In August 2009, Nepstar Pharmaceutical and the Transferee Companies established Fuzhou Nepstar, each holding 49% and 51% equity interests, respectively. The Transferee Companies paid the initial capital contribution of RMB1,530 with the loans provided by Nepstar Pharmaceutical.

In December 2009, Shenzhen Nepstar E-commerce Co., Ltd. (“Nespstar E-commerce”) was set up with 100% of equity interest owned by Nepstar Pharmaceutical to operate the online retail sales of merchandise. Under the PRC regulations, foreign investors are not allowed to own more than 50% of the equity interest in any “value-added telecommunications services” provider, or an entity conducting an internet content distribution business. As a result, in May 2010, Nepstar Pharmaceutical transferred its entire equity interest in Nepstar E-commerce to the two Transferee Companies. In return for the equity transfer, the Transferee Companies paid a total consideration of RMB10,000 (equal to the initial investment by Nepstar Pharmaceutical) to Nepstar Pharmaceutical. The cash of RMB10,000 was financed by a loan from Nepstar Pharmaceutical.

In order to have the same unilateral control and economic risks and rewards as direct legal ownership of the Pre-2009 Regional Companies, Fuzhou Nepstar and Nepstar E-commerce (collectively referred to as “Regional Companies” hereafter), Nepstar Pharmaceutical entered into certain contractual arrangements (the “Contractual Agreements”) with the Regional Companies, the Transferee Companies and their individual legal owners. The terms of the Contractual Agreements are summarized as follows:

Agreements that Retain Control over the Regional Companies

Under the shareholders agreements (namely the Shareholders Agreements and Equity Pledge Agreements) among Nepstar Pharmaceutical and the Transferee Companies, the Transferee Companies are not allowed to transfer their equity interests in the Regional Companies to a third party, nor are the Transferee Companies allowed to pledge, dispose of or create any encumbrance on such equity interests, without the prior written consent of Nepstar Pharmaceutical. In addition, the Transferee Companies agree to delegate all voting power rights as legal shareholders of the Regional Companies to persons designated by Nepstar Pharmaceutical, and agree to delegate their voting rights in the Board of Directors of the Regional Companies to Nepstar Pharmaceutical. The terms of these agreements are indefinite. Further, in accordance with the PRC Property Rights Law, the Equity Pledge Agreements are required to be registered with the relevant government authority. The Company completed the registration of the Equity Pledge Agreements in July 2007.

Agreements that Retain Economic Risks and Rewards of the Regional Companies

Under the Logistics Service and Information Technology Support Agreements, the Trade Name License Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical provides logistic, information technology support and consulting services to the Regional Companies, and allows these companies to use the trade names and trademarks for their operations, in exchange for annual service fees and license fees calculated based on each Regional Company’s gross profit. Under the Supply Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical is a supplier of products sold by these companies’ retail drugstores and the use of other suppliers of products sold by these companies’ retail drugstores requires authorization and approval by Nepstar Pharmaceutical. Nepstar Pharmaceutical has the right to adjust the purchase price at its sole discretion. These agreements will expire on May 27, 2017, and are automatically renewed for additional one-year term on an annual basis unless Nepstar Pharmaceutical gives prior written notice to the respective Regional Companies regarding its decision not to renew these agreements. These agreements allow the Regional Companies’ profits to be transferred to the Company through Nepstar Pharmaceutical.

The respective shareholders agreements referred to above stipulate that unanimous approval of shareholders must be obtained before each of the Regional Companies may distribute dividends and with such approval, dividends may be distributed in accordance with the shareholders’ respective equity interest or in a ratio as otherwise agreed to by the shareholders. In addition, any amounts received by the Transferee Companies from the Regional Companies, including dividends and other distributions on equity interest, shall be deposited in a designated bank account managed by Nepstar Pharmaceutical as security for the loans by Nepstar Pharmaceutical to the two Transferee Companies. The loans have an initial term of one year and are renewable indefinitely at the option of Nepstar Pharmaceutical. Without prior consent of Nepstar Pharmaceutical, these amounts cannot be distributed to the Transferee Companies’ shareholders. Further, Nepstar Pharmaceutical has an exclusive option to acquire all or part of the Transferee Companies’ equity interest in the Regional Companies at a price equal to the respective purchase price initially paid by the Transferee Companies. Nepstar Pharmaceutical also has an exclusive option to acquire all or part of the equity interests in the Transferee Companies from their shareholders at a price equal to the registered capital of these companies.

In the opinion of management, based on consultation with the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations.

According to the Contractual Agreements, the Transferee Companies agree to delegate all the rights to exercise their voting power as shareholders of the Regional Companies to Nepstar Pharmaceutical, and thus the Company has a unilateral controlling financial interest in the Regional Companies. Furthermore, the transfer of 51% legal ownership in the Regional Companies lacked substance for accounting purpose, as the purpose of the transfer was to allow the Company to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in retail drugstore business. Through the Contractual Agreements, the Company has exclusive authority over all decision-making related to the Regional Company’s major operations and employee compensation and has 100% financial interest (either through dividend distribution or provision of logistic, information technology support and consulting services) in the Regional Companies. As a result, the Regional Companies are consolidated by the Company.

(d)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (“US GAAP”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Contractual Agreements provide the Company with the legal and unilateral financial control of the Regional Companies and allow the Company to share in all economic risks and rewards of ownership as though the Regional Companies were held through direct legal ownership. Accordingly, the Company has consolidated the Regional Companies as though the entities were wholly-owned subsidiaries. The loans and advance to the Transferee Companies are fully eliminated in consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Significant items subject to such estimates and assumptions include the realizability of inventories, the useful lives and salvage values of property and equipment and intangible assets, the recoverability of the carrying amount of property and equipment, goodwill, intangible assets and investments, the realization of deferred tax assets, the collectability of accounts receivable, the fair values of employee share-based payment arrangements and financial instruments, and accruals of contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

(c)	Foreign currency transactions and translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC is the RMB since the PRC is the primary economic environment in which the PRC subsidiaries entities operate. Transactions denominated in currencies other than the functional currency are converted into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are converted into the functional currency using the applicable exchange rates at the balance sheet dates.

Assets and liabilities of the Company are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the year. Gains and losses resulting from translation of the Company’s financial statements are recorded as a separate component of accumulated other comprehensive loss within shareholders’ equity. In addition, gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in effect on December 30, 2012 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

(d)	Cash and cash equivalents

Cash and cash equivalents, include interest-bearing time deposits at banks with original maturity within three months.

(e)	Restricted cash

Cash that is restricted as to withdrawal or usage is reported as restricted cash in the consolidated balance sheets and is not included in the beginning or ending balance of cash and cash equivalents in the consolidated statements of cash flows.

Restricted cash of RMB36,000 (USD5,778) as of December 31, 2012 represented short-term pledged bank deposits placed with a bank, which were designated as security for bank acceptance bills granted by the financial institution. Upon repayment of respective bank acceptance bills, the restriction will be released by the financial institution. There was no restricted cash balance as of December 31, 2011.

(f)	Held-to-maturity investment securities

Investments in debt securities in which the Group has the intent and ability to hold the securities until maturity are classified as held-to-maturity investment securities. Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity investment securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method. There was no held-to-maturity investment security as of December 31, 2011 and 2012.

(g)	Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent amounts due from banks relating to retail sales that are paid or settled by the customers’ debit or credit cards, amounts due from government social security bureaus relating to retail sales of drugs and prescription medicine that are paid or settled by the customers’ medical insurance cards, and amounts due from non-retail customers for sales of merchandise. Accounts receivable are stated net of an allowance for doubtful accounts. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable based on customer specific facts and current economic conditions. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance sheet credit exposure related to its customers.

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method for all inventories. The Group carries out physical inventory counts on a quarterly basis at each store and warehouse location and records write-downs to inventories for shrinkage losses and damaged merchandise that are identified during the inventory counts. Write-downs due to shrinkage losses and damaged merchandise for the years ended December 31, 2010, 2011 and 2012 were RMB9,424, RMB9,379 and RMB9,072, respectively, and are included in cost of goods sold.

(i)	Long-lived assets

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated salvage value. Leasehold improvements are amortized over the shorter of the original lease term or the estimated useful life of the assets. The estimated useful lives of the Group’s property and equipment, other than leasehold improvements, are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Intangible assets

The Group’s intangible assets represent favorable lease contracts and operating rights acquired in business combinations (see Note 8). The favorable lease contracts are amortized over the remaining lease term. Operating rights are indefinite-lived intangible assets, which are not amortized but are reviewed for impairment annually or when events or circumstances indicate that the asset may be impaired.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Impairment of long-lived assets of RMB3,423, RMB14,164 and RMB7,649 was recognized for the years ended December 31, 2010, 2011 and 2012 respectively (see Note 7).

Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted ASC 2011-08 in 2012 and did not elect to use the qualitative assessment option.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Group performs annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the years ended December 31, 2010, 2011 and 2012.

(j)	Cost and equity method investments

Investments in the stock of an investee where the fair value of the equity security is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of the investees are accounted for under the cost method. Under the cost method of accounting, the Group records an investment in the equity of an investee at cost, and recognizes in income the amount of dividends received or receivable that are distributed from net accumulated earnings of the investee since the date of acquisition.

Investments in the stock of an investee, where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as equity in income (loss) of an equity method investee in the consolidated statements of income.

The Group recognizes an impairment loss when a series of operating losses of an investee or other factors may indicate that a decline in value below the carrying amount of the investment has occurred which is other than temporary. The process of assessing and determining whether impairment on a particular equity investment is other-than-temporary requires significant judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and considers whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. Based on management’s evaluation, no impairment charges related to the Group’s investments were recognized for any of the periods presented.

Sales of investment in an investee is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the investment sold.

(k)	Land use right

Land use right represents the cost of the right to use land in the PRC. The land use right is carried at cost and charged to expense on a straight-line basis over a period of the right of 50 years.

(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if , based on the technical merits of the position, that position is more likely than not of being sustained upon examination. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of income.

(m)	Revenue recognition

Revenue from sales of prescription medicine at the drugstores is recognized when the prescription is filled and the customer picks up and pays for the prescription. Revenue from sales of other merchandise at the drugstores is recognized at the point of sale, which is when the customer pays for and receives the merchandise. Revenue from sales of merchandise to non-retail customers is recognized when the following conditions are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms (Customer acceptance notes provide evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. Historically, sales returns were immaterial.

The Group’s revenue is recognized net of value added tax (“VAT”) collected on behalf of tax authorities in respect of the sale of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities.

The Group has introduced a Nepstar shopper’s card program (the “Program”). Under the Program, the Group’s retail customers deposit certain amount of cash into the pre-paid cards issued by the Group for future purchases of merchandise at the Group’s drugstores, and receive free products (which are in the form of low-value products sold at the Group’s stores) or a cash coupon to be used as a credit for a future purchase. The unused portion of the pre-paid cards as of the balance sheet date is recorded as deferred income, and recognized as revenue when a customer uses the card for subsequent purchase of merchandise. At the point of sale of the pre-paid cards, the cost of the free product is recognized as an expense. The amount attributable to the cash coupon is deferred as a liability and recognized in the income statement upon usage. For all the years presented, the total amount of the free products and cash coupons recognized in the consolidated statements of income was immaterial.

(n)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs amounted to RMB10,284, RMB9,904 and RMB14,504, for the years ended December 31, 2010, 2011 and 2012, respectively and are included in sales, marketing and other operating expenses in the consolidated statements of income.

(o)	Store opening costs

Expenditures related to the opening of new drugstores, other than expenditures for property and equipment, are expensed when incurred.

(p)	Vendor allowances

Vendor allowances are recorded as a reduction to the carrying value of inventories and subsequently recognized in cost of goods sold when the inventories are sold, unless the allowances are specifically identified as reimbursements for advertising, promotion and other services, in which case the allowances are recognized as a reduction of the related advertising and promotion costs.

For the years ended December 31, 2010, 2011 and 2012, the Company recognized vendor allowances of RMB55,667, RMB76,067 and RMB87,338 in cost of goods sold, and RMB11,952, RMB10,387 and RMB13,131 as a reduction of advertising and promotion costs, respectively.

(q)	Warehouse, buying and distribution costs

Warehouse and buying costs represent primarily rental expenses for warehouses, staff cost and other expenses incurred in warehousing and purchasing activities. Distribution costs represent the costs of transporting the merchandise from warehouses to stores. Warehouse, buying and distribution costs are expensed as incurred and are included in sales, marketing and other operating expenses. Warehouse and buying costs amounted to RMB30,132, RMB36,225 and RMB37,757 and distribution costs amounted to RMB12,730, RMB11,707 and RMB11,208 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)	Operating leases

The Group leases premises for retail drugstores, warehouses and offices under non-cancelable operating leases. Operating lease payments are expensed on a straight-line basis over the term of lease. A majority of the Group’s retail drugstore leases have a 5-year term with a renewal option upon the expiry of the lease. The Group has historically been able to renew a majority of its drugstores leases. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the lease.

(s)	Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(t)	Share-based payments

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

(u)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share reflects the potential dilution that would occur upon the exercise of outstanding options and the vesting of non-vested shares granted. Ordinary share equivalents are excluded from the computation of the diluted earnings per share when their effect would be anti-dilutive.

(v)	Treasury stock

Treasury stock is recorded at acquisition cost and is presented as a reduction from total equity. On cancellation of treasury stock, any excess of the carrying amount over the par value is charged to additional paid-in capital.

(w)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Historically, the Group has experienced no product liability claims.

(x)	Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer. The Group has one reportable operating segment, which is the retail drugstore business. Geographic information is not presented because all of the Group’s operations and customers are located in the PRC.

(y)	Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value is an exit price, defined as a market-based measurement that represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value measurements are based on one or more of the following three valuation techniques:

Market

This approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income

This approach uses valuation techniques to convert future amounts to a single present value amount based on current market expectations.

Cost

This approach is based on the amount that would be required to replace the service capacity of an asset

FASB ASC Subtopic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial liabilities that are measured at fair value on a recurring or nonrecurring basis as of December 31, 2011 and 2012.

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB

Property and equipment	120,237	—	120,237	—	(7,649)

(z)	Recently issued accounting standards

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that an indefinite-lived intangible asset’s fair value is less than its carrying amount before applying the quantitative impairment test. If an entity concludes it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it need not perform the quantitative impairment test. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company expects that the adoption of ASU 2012-02 in 2013 will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company expects that the adoption of ASU 2011-11 in 2013 will not have a material impact on its consolidated financial statement.

CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2011 and 2012, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	767,885	371,256

Short-term time deposits with maturity over three months but within one year	43,000	237,100

Long-term time deposits with maturity between one and two years	169,000	20,000

As of December 31, 2011 and 2012, cash and cash equivalents include US Dollar denominated bank deposits of USD12,899 and USD9,943 (equivalent to RMB81,186 and RMB61,948), respectively.

As of December 31, 2012, the interest rate of time deposits range from 3.05% to 4.4% per annum with a weighted average maturity of 7 months. The Group places its cash in financial institutions with sound credit rating.

ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable due from:
Banks	1,176	770
Social security bureaux	84,185	100,249
Non-retail customers	17,576	14,229

	102,937	115,248
Less: allowance for doubtful accounts	—	(647)

Accounts receivable, net	102,937	114,601

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012.

	December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at the beginning of the year	596	156	—
Provision for the year	—	—	2,276
Reversal of bad debt expense	(377)	—	—
Write-off of accounts receivable	(63)	(156)	(1,629)

Balance at the end of the year	156	—	647

Historically, the amount of write-offs of accounts receivable has been immaterial and the Group has been able to collect substantially all amounts due from customers.

PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS
5	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Prepaid rental	93,975	91,787
Rental deposits	461	695
Prepayments for purchases of merchandise	2,532	14,486
Advances to employees	2,528	2,021
Deferred tax charge on unrealized profits on inter-company sales	7,200	11,437
Store consumables and supplies	9,724	9,929
Accrued interest income	1,381	10,905
Other prepaid expenses and deposits	5,030	5,992

	122,831	147,252

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
6	INVENTORIES
Inventories consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Merchandise in stores	283,282	324,947
Merchandise in warehouses	153,776	153,536

	437,058	478,483

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
7	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Store buildings	14,617	14,617
Leasehold improvements	192,902	183,872
Store fixture and equipment	145,511	145,048
Software	33,596	34,933
Motor vehicles	14,827	14,731

	401,453	393,201
Less: Accumulated depreciation and amortization	(259,636)	(272,964)

	141,817	120,237

Total depreciation and amortization expense of property and equipment for the years ended December 31, 2010, 2011 and 2012 was RMB66,440, RMB58,722 and RMB44,916, respectively, of which RMB56,998, RMB48,665 and RMB34,526 was recorded in sales, marketing and other operating expenses and RMB9,442, RMB10,057 and RMB10,390 was recorded in general and administrative expenses. No depreciation and amortization expense was included in cost of goods sold for the years presented because the Company’s business does not involve manufacturing of merchandise and the amount of depreciation and amortization of property and equipment relating to warehousing and transporting the merchandise to store locations is not material.

The Group recognized impairment losses of RMB3,423, RMB14,164 and RMB7,649 for the years ended December 31, 2010, 2011 and 2012 respectively in respect of leasehold improvements and store fixture of certain loss-making drugstores. The Group determined that the carrying amounts of these leasehold improvements and store fixture would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted estimated cash flows expected to generated from the use and eventual disposal of these assets.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
8	ACQUISITIONS

As of December 31, 2010, acquisition deposits of RMB2,000 related to the amount paid to Shanghai Riye for the proposed acquisition of the remaining two stores. The proposed acquisition of one store from Shanghai Riye was completed in the first quarter of 2011. The proposed acquisition of the other store is not executed according to the terms of acquisition agreement and the related deposit of RMB 1,000 was refunded in full in March 2012.

The Group accounted for the Shanghai Riye business combination using the acquisition method of accounting. The purchase price of RMB1,000 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with an amount of RMB730 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of income.

The primary purpose of these acquisitions was to gain presence in new geographic areas or increase market share in existing geographic areas so as to gain regional operational synergy in drugstore operations.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
9	GOODWILL AND OTHER INTANGIBLE ASSETS

(a) Intangible assets, net

	December 31,
	2011	2012
	RMB	RMB

Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,473)	(3,692)

	219	—

Unamortized intangible assets
Operating rights (Note 8)	2,868	2,868

Total intangible assets	3,087	2,868

As of December 31, 2011, the Group’s amortized intangible assets represented favorable lease contracts acquired in business combinations. The Group amortizes these favorable lease contracts on a straight-line basis over the remaining lease term ranging from 2 to 6 years from the date of acquisition. As of December 31, 2012, the favorable lease contracts was fully amortized.

Amortization expense for intangible assets was RMB315, RMB191 and RMB219 for the years ended December 31, 2010, 2011 and 2012, respectively and was included in general and administrative expenses.

Operating right represents the legal right acquired in business combination to operate drugstores in certain areas where only one drugstore is permitted to operate according to governmental regulations. Management believes there is no foreseeable limit on the period of time over which the operating right is expected to contribute to the cash flow of the Group. As a result, the operating right is considered to have an indefinite life.

(b) Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
	RMB	RMB

Gross goodwill as of January 1	51,089	51,819
Goodwill acquired during the year (Note 8)	730	—

Gross goodwill as of December 31	51,819	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,819	51,819

EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENT
10	EQUITY METHOD INVESTMENT

The equity method investment represents the 40% equity interest in Yunnan Nepstar, a non-public retail drugstore operating company. As at December 31, 2011, equity method investment of RMB36,703 included investment cost of RMB400, accumulated equity in income of the equity method investee of RMB27,376 and an income of RMB8,927 recognized upon the deconsolidation in 2009. The equity in income of the equity method investee in 2012 was RMB1,337. In 2012, Yunnan Nepstar declared and paid a cash dividend of RMB25,000 to Nepstar Pharmaceutical. For the purposes of the consolidated statement of cash flows, the amount of dividend received in 2012 of RMB11,175 that represents returns of the Company’s investment has been reported as cash flows from investing activities.

The Company’s Board of Director approved the sale of the Group’s 40% equity ownership in Yunnan Nepsatr to JZJ Holding for a total cash consideration of RMB81,480. A gain of RMB68,440 was recognized from disposal of an equity method investee upon completion of the sale. The gain was measured as the difference between cash consideration received and the carry amount of the investment at the time of completion of the sales. The cash consideration of the transaction has been received by the Company on December 28, 2012.

OTHER EXPENSE/ INCOME	12 Months Ended
Dec. 31, 2012
Other Expense
OTHER EXPENSE/ INCOME
11	OTHER EXPENSE

The Company converted the net US dollar proceeds received from the initial public offering into Renminbi in 2007 and 2008. During the year ended December 31, 2010, the Company was notified by the State Administration of Foreign Exchange (“SAFE”) that, as the purposes for the conversion of the net proceeds as stated at the time of the conversion was not entirely consistent with the subsequent use of such proceeds, the SAFE imposed a monetary penalty of RMB25,540 against the Company. The penalty was paid in July 2010.

Other Income
OTHER EXPENSE/ INCOME
12	OTHER INCOME

In December 2012, the Company completed the sales of eight drugstores and related assets of Wenzhou Nepstar to Wenzhou Buyi Pharmacy Co., Ltd. (“Buyi”) for a total cash consideration of RMB2,200. A gain of RMB1,480 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carry amount of these assets at the time of completion of the sales.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
13	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong Tax

Although not incorporated in Hong Kong, the Company is considered as a Hong Kong tax resident since it is a company primarily managed and controlled in Hong Kong. The Company is subject to Hong Kong profits tax on income arising in or derived from Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as the Company derived no taxable income from Hong Kong for the years ended December 31, 2010, 2011 and 2012. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

PRC Corporate Income Tax

Each of the Company’s PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

Effective from January 1, 2008, the Company’s PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the Corporate Income Tax Law of the PRC (“CIT”), unless otherwise specified.

The CIT and its relevant regulations provide transitional rates for entities operating in the Shenzhen and Zhuhai Special Economic Zones, which are 22%, 24%, and 25%, for 2010, 2011 and 2012 onwards, respectively. The Company’s PRC subsidiaries and division operating in the Shenzhen and Zhuhai Special Economic Zones are subject to these transitional rates.

Under the CIT and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it qualifies for the 5% withholding tax rate.

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

PRC	60,456	67,004	138,755
Non-PRC	(7,627)	(45)	(1,069)

Income before income tax expense	52,829	66,959	137,686

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expense	36,209	35,802	49,616
Deferred tax expense/(benefit)	112	(4,776)	(2,022)

Income tax expense	36,321	31,026	47,594

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Computed “expected” tax expense	13,207	16,740	34,422
Effect of tax rate differential	(1,797)	(1,345)	(33)
PRC dividend withholding tax	(1,263)	680	4,598
Non-deductible expenses:
- Disallowed rental expenses	10,010	8,527	14,190
- Penalty imposed by SAFE	5,951	—	—
- Bad debt write-off	—	—	569
- Others	272	430	1,479
Reversal of deferred tax liabilities on equity method investment	—	—	(6,250)
Non-taxable income	(667)	(872)	(1,132)
Effect of deemed interest income	—	624	—
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	(2,421)	(2,785)
Change in valuation allowance	10,608	8,663	2,536

Actual income tax expense	36,321	31,026	47,594

In 2012, dividends of RMB25,000 was received from Yunnan Nepstar, an equity method investee (see Note 10). Consequently, deferred tax liabilities of RMB6,250 arising from the recognition of the equity method investment was reversed.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are presented below.

	December 31,
	2011	2012
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	36,722	34,590
- Inventories	1,487	1,960
- Accrued expenses	501	107
- Accrual for membership reward program	141	788
- Impairment of property and equipment	3,714	2,834
- Others	—	1,745

Total gross deferred tax assets	42,565	42,024
Valuation allowance	(37,405)	(37,264)

Total deferred tax assets	5,160	4,760

Deferred tax liabilities:

- PRC dividend withholding taxes	(2,184)	(6,782)
- Equity method investment	(9,076)	—
- Intangible assets	(772)	(717)

Total deferred tax liabilities	(12,032)	(7,499)

Net deferred tax liabilities	(6,872)	(2,739)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,009	1,704
- Non-current	3,151	3,056

Deferred tax liabilities:
- Non-current	(12,032)	(7,499)

For the years ended December 31, 2010, 2011 and 2012, the change in valuation allowance was an increase of RMB9,941, an increase of RMB5,390 and an decrease of RMB141, respectively. The change in valuation allowance for the year ended December 31, 2012 was primarily due to the net effect of (i) the additional valuation allowance of RMB10,115 recorded against the deferred tax assets of subsidiaries which were at cumulative losses, (ii) the utilization of tax loss carryforwards of which valuation allowance of RMB7,579 was previously provided, and (iii) the derecognition of deferred tax assets and the related valuation allowance of RMB2,677 upon expiration of unutilized tax loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2011 and 2012. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2012, the tax loss carryforwards of the Group amounted to RMB138,358, of which RMB38,251, RMB7,248, RMB34,259, RMB26,103 and RMB32,497 will expire, if unused, by end of 2013, 2014, 2015, 2016 and 2017, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance as at January 1	17,547	25,194	31,015
Additions based on tax positions related to current year	7,647	8,242	8,007
Expiration of the statute of limitations	—	(2,421)	(2,785)

Balance as at December 31	25,194	31,015	36,237

The unrecognized tax benefits as of December 31, 2010, 2011 and 2012 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2010, 2011 and 2012.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years beginning in 2007 are subject to examination by the relevant tax authorities.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
14	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accrued payroll and employee benefits	59,778	62,661
Other accrued expenses (Note (a))	19,658	19,380
Payable for purchases of property and equipment	4,720	3,664
Deposits received (Note (b))	2,582	2,315
VAT and other taxes payable	31,383	17,483

	118,121	105,503

Notes:

(a) Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.

(b) Amounts represent primarily deposits from non-retail customers for purchase of inventory.

DEFERRED INCOME	12 Months Ended
Dec. 31, 2012
DEFERRED INCOME
15	DEFERRED INCOME

Deferred income consists of the following:

	December 31,
	2011	2012
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(m))	10,662	14,327
Deferred rebate income	17,078	18,365

	27,740	32,692

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
16	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 360,000,000 shares with a par value of USD0.0001 per share.

For the years ended December 31, 2010, 2011 and 2012, the Company issued 1,559,872, 119,644 and 368,160 ordinary shares, respectively, to employees upon the exercise of vested share options.

On March 2, 2010, the Company granted and issued an aggregate of 150,000 fully vested ordinary shares to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (See Note 20). The Company also issued 30,000 and 20,000 ordinary shares, respectively, in the years ended December 31, 2010 and 2011 upon vesting of non-vested ordinary shares granted to an executive officer on March 2, 2010 (see Note 20). The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.

On August 13, 2010, the Board of Directors of the Company authorized a share repurchase program (“The 2010 Program”). The 2010 Program allows the Company, from time to time and during a 12-month period starting from August 13, 2010, to purchase up to USD20,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 19, 2011, the Board of Directors of the Company authorized another share repurchase program (“The 2011 Program”). The 2011 Program allows the Company, from time to time and during a 12-month period starting from August 19, 2011, to purchase up to USD20,000 of its outstanding ordinary shares in the form of ADS from the open market. During the years ended December 31, 2010, 2011 and 2012, the Company repurchased 3,827,082, 5,476,490 and 5,370,312 of its ordinary shares for a total purchase price of USD5,371 (equivalent to RMB36,584), USD7,233 (equivalent to RMB45,522), and USD6,565 (equivalent to RMB40,899), respectively. As of December 31, 2010 and 2012, all of the repurchased shares had been retired. As of December 31, 2011, 334,388 of the total 5,476,490 ordinary shares repurchased in 2011 had not been retired and was presented as treasury stock in the consolidated balance sheet.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
17	STATUTORY RESERVES

Under the PRC rules and regulations, the Company’s PRC subsidiaries are required to transfer 10% of the net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the subsidiary’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital.

For the years ended December 31, 2010, 2011 and 2012, the Company’s PRC subsidiaries made appropriations to the statutory surplus reserve of RMB29,383, RMB23,062 and RMB4,178 respectively. The accumulated balance of the statutory surplus reserve as of December 31, 2011 and 2012 was RMB95,199 and RMB99,377 respectively. No equivalent amounts were appropriated by the Company.

DIVIDEND	12 Months Ended
Dec. 31, 2012
DIVIDEND
18	DIVIDEND

On August 24, 2009, the Board of Directors of the Company declared a special cash dividend of USD0.75 per ordinary share, totaling USD157,164 (equivalent to RMB1,073,557 at the exchange rate on August 24, 2009), to the ordinary shareholders on record as of close of business on September 25, 2009. As approved by the Board of Directors of the Company, the entire amount of the special dividend was paid out of additional paid-in capital. USD152,027 was paid as of December 31, 2009, and the remaining balance was paid in April 2010.

On March 3, 2010, the Company’s Board of Directors approved the payment of a cash dividend of USD0.14 per ordinary share, totaling USD29,491 (equivalent to RMB201,301 at the exchange rate on March 3, 2010), to the ordinary shareholders on record as of close of business on April 2, 2010. As approved by the Board of Directors of the Company, USD12,621 of the dividends was paid out of additional paid-in capital. The cash dividends were fully paid during the year ended December 31, 2010.

On January 18, 2011, the Board of Directors of the Company declared a special cash dividend of USD0.15 per ordinary share, totaling USD31,168 (equivalent to RMB205,172 at the exchange rate on January 18, 2011), to the ordinary shareholders on record as of close of business on January 31, 2011. As approved by the Board of Directors of the Company, the entire amount of the special dividends was paid out of additional paid-in capital. The special dividends were fully paid during the year ended December 31, 2011.

On April 27, 2012, the Board of Directors of the Company declared a special cash dividend of USD0.3 per ordinary share, totaling USD59,986 (equivalent to RMB378,472 at the exchange rate on April 27, 2012), to the ordinary shareholders on record as of close of business on April 26, 2012. As approved by the Board of Directors of the Company, the entire amount of the special dividends was paid out of additional paid-in capital. The special dividends were fully paid during the year ended December 31, 2012.

REVENUE	12 Months Ended
Dec. 31, 2012
REVENUE
19	REVENUE

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Prescription drugs	503,403	495,352	519,557
Over-the-counter drugs	866,634	911,412	997,997
Nutritional supplements	452,642	450,714	399,397
Herbal products	86,873	99,627	100,419
Other product sales	447,052	534,185	532,486

	2,356,604	2,491,290	2,549,856

Certain pharmaceuticals sold in the PRC, primarily those included in the PRC’s published Medical Insurance Catalogue and those pharmaceuticals whose production or trading are deemed to constitute monopolies by the PRC government, are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such pharmaceuticals are published by the national and provincial price administration authorities from time to time. The controls over retail prices could have a corresponding effect on Group’s pricing strategy. The prices of pharmaceuticals that are not subject to price controls are determined freely at the Group’s discretion, and in certain cases subject to notification to the provincial pricing authorities. Certain of the Group’s pharmaceutical merchandise are subject to price controls and accordingly, the price of such products could not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price controls, especially downward price adjustment, may negatively affect the Group’s revenue and profitability. For the years ended December 31, 2010, 2011 and 2012, approximately 31%, 30% and 30% respectively of the Group’s revenue was generated from products that are subject to government pricing controls.

None of the Group’s customers contributed 10% or more of the Group’s revenue for the years ended December 31, 2010, 2011 and 2012.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS
20	SHARE-BASED PAYMENTS

Pre-IPO Option Scheme

On August 30, 2005, the Company’s Board of Directors (“Board”) and shareholders approved and adopted a share option plan, which was subsequently amended and restated on March 20, 2006 (the “Pre-IPO Option Scheme”). Under such scheme, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Pre-IPO Option Scheme shall be valid and effective for a period commencing on August 30, 2005 and ending on the day immediately prior to the listing date on which trading in the Company’s shares first commence on a stock exchange approved by the Board (the “Listing Date”).

On August 30, 2005, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.40 per option, or USD400 (RMB3,245) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. Each of these options allows the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.075 per share. 25% of the options granted on August 30, 2005 vested immediately on the date of grant. The remaining 75% of the options vested over a three year period in twelve equal three-monthly installments.

On March 20, 2006, the Board granted 6,680,000 options with a grant-date fair value of approximately USD0.11 per option, or USD735 (RMB6,063) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. On September 1, 2006, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.14 per option, or USD140 (RMB1,144) in aggregate, to a senior officer to acquire ordinary shares of the Company. Each of the options granted in 2006 allowed the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.75 per share. 25% of the options granted in 2006 vested immediately on the respective dates of the grant. The remaining 75% of the options vested over a four year period in eight equal six-monthly installments.

The share-based compensation expense of pre-IPO option scheme is allocated as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Sales, marketing and other operating expenses	18	—	—
General and administrative expenses	51	—	—

Total share-based compensation expense	69	—	—

As of December 31, 2011 and 2012, all of the share options under the Pre-IPO Scheme have been vested and the Company did not have any unrecognized share-based compensation expense related to unvested options issued under the Pre-IPO Scheme.

2007 Share Incentive Plan

On June 30, 2007, the Company’s shareholders adopted the 2007 Share Incentive Plan (the “2007 Plan”). The 2007 Plan authorizes the Company to issue up to 8,680,000 shares of the Company’s ordinary shares in the form of share options, share appreciation rights and other share-based awards to its employees, directors or consultants. Under the 2007 Plan, the exercise price of the option shall not be less than the fair market value of the Company’s ordinary share on the date of grant.

On November 9, 2007, the Company granted 200,000 share options with a grant date fair value of approximately USD2.86 per option or USD573 (RMB4,250) in aggregate, to four newly appointed independent directors. The exercise price of such options is USD8.10 per share, which was equal to the IPO price of the Company’s ordinary shares. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2009, the Company granted 600,000 share options with a grant date fair value of approximately USD0.78 per option or USD469 (RMB3,203) in aggregate, to a newly appointed senior management employee. The exercise price of such options is USD2.40 per share. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 800,000 share options with a grant date fair value of approximately USD0.91 per option or USD728 (RMB4,976) in aggregate, to an executive officer. The exercise price of such options is USD3.725 per share. The options vest and become exercisable in four equal annual installments on the first, second, third and fourth anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 200,000 share options with a grant date fair value of approximately USD0.92 per option or USD184 (RMB1,256) in aggregate, to an executive officer. The exercise price of such options is USD3.725 per share. The options vest and become exercisable on the third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On March 2, 2010, the Company granted an aggregate of 150,000 fully vested ordinary shares with a grant date fair value of USD3.63 per ordinary share or USD545 (RMB3,188) in aggregate, to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (“modification”). In connection with the modification, the Company recorded incremental share-based compensation expense resulting from the modification amounting to RMB3,436 in general and administrative expenses for the year ended December 31, 2010.

On March 2, 2010, the Company granted 50,000 non-vested ordinary shares with a grant date fair value of USD3.49 per ordinary share or USD174 (RMB1,191) in aggregate, to an executive officer. The non-vested shares will vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant.

The fair value of options granted under the 2007 Plan was estimated on the date of the grant using the Binomial option pricing model. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. In addition, the Binomial model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the above share options granted under the 2007 Plan was estimated based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010

Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5

For share options granted on November 9, 2007 and January 5, 2009, since the Company’s ordinary shares have a limited trading history, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility of four comparable companies in the drugstore industry for a period equal to the option life for the share options. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options. The risk-free rates applied in the valuations of the share options were based on the 10-year U.S. Treasury yield curve rates as of the grant dates on November 9, 2007 and January 5, 2009, respectively.

For share options granted during 2010, the Company estimated the historical volatility of its ordinary shares at the date of grant based on the historical volatility of the Company from the date the Company was listed to the valuation date and the historical volatility of the other four comparable companies in the drugstore industry for a period equal to the option life for the share options. The risk-free rate applied in the valuations of the share options was based on the 10-year U.S. Treasury yield curve rates as of the grant date in 2010. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options.

The fair value of the fully vested and non-vested ordinary shares granted to the employee was determined by management based on the closing trading stock price of the Company on the date of grant.

In connection with the share options and ordinary shares granted under the 2007 Plan during the years ended December 31, 2009 and 2010, the Company recorded share-based compensation expense of RMB5,712 in general and administrative expenses for years ended December 31, 2010. During the year ended December 31, 2010, 600,000 unvested share options granted to an executive officer were forfeited. No share-based compensation expense was recognized in previous years for these unvested share options. During the year ended December 31, 2011, 600,000 unvested share options granted to an executive officer were forfeited. Consequently, the corresponding share-based compensation costs recognized in previous years for the unvested share options were reversed and an amount of RMB1,195 was credited to general and administrative expenses for the year ended December 31, 2011. All share options and ordinary shares granted under 2007 Plan were vested or forfeited before December 31, 2011. No share-based compensation expense was recognized or reversed during the year ended December 31, 2012.

A summary of the Company’s option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2010	2,731,566	USD1.64
Granted	1,000,000	USD3.73
Exercised	(1,559,872)	USD0.95
Forfeited	(681,944)	USD3.13
Cancelled	(150,000)	USD8.10

Outstanding as of December 31, 2010	1,339,750	USD2.51
Exercised	(119,644)	USD0.71
Forfeited	(610,356)	USD3.67

Outstanding as of December 31, 2011	609,750	USD1.71
Exercised	(368,160)	USD0.72
Forfeited	(241,590)	USD3.21

Outstanding as of December 31, 2012	—	—	-—	-—

Exercisable as of December 31, 2012	—	—	—	—

The total intrinsic value of share options exercised during the years ended December 31, 2010, 2011 and 2012 was USD2,458, USD98 and USD122 respectively. The intrinsic value is calculated as the difference between the market value of shares on the date of exercise and the exercise price of the shares.

A summary of the status of the Company’s non-vested ordinary shares granted to employees as of December 31, 2012, and changes during the year then ended are presented below:

	Number of shares	Weighted average grant date fair value

Outstanding as of January 1, 2011	20,000	USD3.49
Granted	—	—
Vested	(20,000)	USD3.49

Outstanding as of December 31, 2011 and 2012	—	—

PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2012
PENSION AND OTHER POST RETIREMENT BENEFITS
21	PENSION AND OTHER POST RETIREMENT BENEFITS

Pursuant to the relevant PRC regulations, the Company’s PRC subsidiaries are required to make contributions at rates ranging from 10% to 22% of their employees’ salaries and wages to a defined contribution retirement scheme organized by the local social security bureaus. The amount of contributions charged to general and administrative expense and sales, marketing and other operating expenses in the consolidated statements of income was RMB31,321, RMB34,422 and RMB37,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group has no other obligation to make payments in respect of retirement benefits of the employees.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
22	EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	16,508	35,933	90,092

Denominator:
Basic weighted average number of ordinary shares	209,550,935	206,127,305	199,198,962
Dilutive effect of outstanding share options and non-vested shares	855,625	250,377	64,402

Dilutive weighted average number of ordinary shares	210,406,560	206,377,682	199,263,364

Basic earnings per ordinary share	0.08	0.17	0.45

Diluted earnings per ordinary share	0.08	0.17	0.45

In the calculation of diluted earnings per share, the Company excluded 800,000, 200,000 and nil potential ordinary shares issuable upon exercise of employee share options for the year ended December 31, 2010, 2011 and 2012, respectively, as their effect would be anti-dilutive.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
23	RELATED PARTY BALANCES AND TRANSACTIONS

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Purchases from related parties (Note 23(a))	121,439	105,154	92,906
Sales to related parties (Note 23(b))	4,817	2,207	5,454
Lease of property from a related party (Note 23(d))	1,082	1,082	1,082
Disposal of a subsidiary to a related party (Note 23(f))	—	20,000	—

	December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties (Note 23(c))	4,649	8,254
Amounts due to related parties (Note 23(e))	18,169	18,381

Notes:

(a)	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

JZJ Holding	1,607	—	—
Neptunus Group and its affiliates	3,210	2,207	5,454

	4,817	2,207	5,454

(c)	The amounts due from related parties represent the following:

	December 31,
	2011	2012
	RMB	RMB

Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 23(b))	2,207	7,304
Expenses paid on behalf of related parties	287	950

	2,494	8,254

Amount due from JZJ Holding related to:

Sales of merchandise (Note 23(b))	1,607	—
Expenses paid on behalf of related parties	548	—

	2,155	—

Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively.

(d)	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.

(f)	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company’s equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group’s financial position or business operation.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
24	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ended December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2013	203,347	15,416	218,763
2014	201,445	10,495	211,940
2015	122,596	8,780	131,376
2016	63,586	7,346	70,932
2017	34,037	6,528	40,565
Thereafter	19,368	17,652	37,020

Total	644,379	66,217	710,596

The Group’s rental expenses under operating leases amounted to RMB367,603, RMB375,626 and RMB370,292 for the years ended December 31, 2010, 2011 and 2012, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
25	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying amounts of the Group’s financial assets and liabilities, such as cash, bank deposits, long-term bank time deposits, accounts and other receivables, amounts due from/to related parties and accounts and other payables, approximate their fair values because of the nature or the short maturity of these instruments. The fair value of cost method equity investments cannot be reasonably estimated without incurring excessive cost.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation
(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Contractual Agreements provide the Company with the legal and unilateral financial control of the Regional Companies and allow the Company to share in all economic risks and rewards of ownership as though the Regional Companies were held through direct legal ownership. Accordingly, the Company has consolidated the Regional Companies as though the entities were wholly-owned subsidiaries. The loans and advance to the Transferee Companies are fully eliminated in consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Significant items subject to such estimates and assumptions include the realizability of inventories, the useful lives and salvage values of property and equipment and intangible assets, the recoverability of the carrying amount of property and equipment, goodwill, intangible assets and investments, the realization of deferred tax assets, the collectability of accounts receivable, the fair values of employee share-based payment arrangements and financial instruments, and accruals of contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

Foreign currency transactions and translation
(c)	Foreign currency transactions and translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC is the RMB since the PRC is the primary economic environment in which the PRC subsidiaries entities operate. Transactions denominated in currencies other than the functional currency are converted into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are converted into the functional currency using the applicable exchange rates at the balance sheet dates.

Assets and liabilities of the Company are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the year. Gains and losses resulting from translation of the Company’s financial statements are recorded as a separate component of accumulated other comprehensive loss within shareholders’ equity. In addition, gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in effect on December 30, 2012 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents, include interest-bearing time deposits at banks with original maturity within three months.
Restricted cash
(e)	Restricted cash

Cash that is restricted as to withdrawal or usage is reported as restricted cash in the consolidated balance sheets and is not included in the beginning or ending balance of cash and cash equivalents in the consolidated statements of cash flows.

Restricted cash of RMB36,000 (USD5,778) as of December 31, 2012 represented short-term pledged bank deposits placed with a bank, which were designated as security for bank acceptance bills granted by the financial institution. Upon repayment of respective bank acceptance bills, the restriction will be released by the financial institution. There was no restricted cash balance as of December 31, 2011.

Held-to-maturity investment securities
(f)	Held-to-maturity investment securities

Investments in debt securities in which the Group has the intent and ability to hold the securities until maturity are classified as held-to-maturity investment securities. Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity investment securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method. There was no held-to-maturity investment security as of December 31, 2011 and 2012.

Accounts receivable
(g)	Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent amounts due from banks relating to retail sales that are paid or settled by the customers’ debit or credit cards, amounts due from government social security bureaus relating to retail sales of drugs and prescription medicine that are paid or settled by the customers’ medical insurance cards, and amounts due from non-retail customers for sales of merchandise. Accounts receivable are stated net of an allowance for doubtful accounts. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable based on customer specific facts and current economic conditions. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance sheet credit exposure related to its customers.

Inventories
(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method for all inventories. The Group carries out physical inventory counts on a quarterly basis at each store and warehouse location and records write-downs to inventories for shrinkage losses and damaged merchandise that are identified during the inventory counts. Write-downs due to shrinkage losses and damaged merchandise for the years ended December 31, 2010, 2011 and 2012 were RMB9,424, RMB9,379 and RMB9,072, respectively, and are included in cost of goods sold.

Long-lived assets
(i)	Long-lived assets

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated salvage value. Leasehold improvements are amortized over the shorter of the original lease term or the estimated useful life of the assets. The estimated useful lives of the Group’s property and equipment, other than leasehold improvements, are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Intangible assets

The Group’s intangible assets represent favorable lease contracts and operating rights acquired in business combinations (see Note 8). The favorable lease contracts are amortized over the remaining lease term. Operating rights are indefinite-lived intangible assets, which are not amortized but are reviewed for impairment annually or when events or circumstances indicate that the asset may be impaired.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Impairment of long-lived assets of RMB3,423, RMB14,164 and RMB7,649 was recognized for the years ended December 31, 2010, 2011 and 2012 respectively (see Note 7).

Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted ASC 2011-08 in 2012 and did not elect to use the qualitative assessment option.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Group performs annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the years ended December 31, 2010, 2011 and 2012.

Cost and equity method investments
(j)	Cost and equity method investments

Investments in the stock of an investee where the fair value of the equity security is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of the investees are accounted for under the cost method. Under the cost method of accounting, the Group records an investment in the equity of an investee at cost, and recognizes in income the amount of dividends received or receivable that are distributed from net accumulated earnings of the investee since the date of acquisition.

Investments in the stock of an investee, where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as equity in income (loss) of an equity method investee in the consolidated statements of income.

The Group recognizes an impairment loss when a series of operating losses of an investee or other factors may indicate that a decline in value below the carrying amount of the investment has occurred which is other than temporary. The process of assessing and determining whether impairment on a particular equity investment is other-than-temporary requires significant judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and considers whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. Based on management’s evaluation, no impairment charges related to the Group’s investments were recognized for any of the periods presented.

Sales of investment in an investee is accounted for as gains or losses equal to the difference at the time of sale between selling price and carrying amount of the investment sold.

Land use right
(k)	Land use right

Land use right represents the cost of the right to use land in the PRC. The land use right is carried at cost and charged to expense on a straight-line basis over a period of the right of 50 years.

Income taxes
(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if , based on the technical merits of the position, that position is more likely than not of being sustained upon examination. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of income.

Revenue recognition
(m)	Revenue recognition

Revenue from sales of prescription medicine at the drugstores is recognized when the prescription is filled and the customer picks up and pays for the prescription. Revenue from sales of other merchandise at the drugstores is recognized at the point of sale, which is when the customer pays for and receives the merchandise. Revenue from sales of merchandise to non-retail customers is recognized when the following conditions are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms (Customer acceptance notes provide evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. Historically, sales returns were immaterial.

The Group’s revenue is recognized net of value added tax (“VAT”) collected on behalf of tax authorities in respect of the sale of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities.

The Group has introduced a Nepstar shopper’s card program (the “Program”). Under the Program, the Group’s retail customers deposit certain amount of cash into the pre-paid cards issued by the Group for future purchases of merchandise at the Group’s drugstores, and receive free products (which are in the form of low-value products sold at the Group’s stores) or a cash coupon to be used as a credit for a future purchase. The unused portion of the pre-paid cards as of the balance sheet date is recorded as deferred income, and recognized as revenue when a customer uses the card for subsequent purchase of merchandise. At the point of sale of the pre-paid cards, the cost of the free product is recognized as an expense. The amount attributable to the cash coupon is deferred as a liability and recognized in the income statement upon usage. For all the years presented, the total amount of the free products and cash coupons recognized in the consolidated statements of income was immaterial.

Advertising and promotion costs
(n)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs amounted to RMB10,284, RMB9,904 and RMB14,504, for the years ended December 31, 2010, 2011 and 2012, respectively and are included in sales, marketing and other operating expenses in the consolidated statements of income.

Store opening costs
(o)	Store opening costs
Expenditures related to the opening of new drugstores, other than expenditures for property and equipment, are expensed when incurred.
Vendor allowances
(p)	Vendor allowances

Vendor allowances are recorded as a reduction to the carrying value of inventories and subsequently recognized in cost of goods sold when the inventories are sold, unless the allowances are specifically identified as reimbursements for advertising, promotion and other services, in which case the allowances are recognized as a reduction of the related advertising and promotion costs.

For the years ended December 31, 2010, 2011 and 2012, the Company recognized vendor allowances of RMB55,667, RMB76,067 and RMB87,338 in cost of goods sold, and RMB11,952, RMB10,387 and RMB13,131 as a reduction of advertising and promotion costs, respectively.

Warehouse, buying and distribution costs
(q)	Warehouse, buying and distribution costs

Warehouse and buying costs represent primarily rental expenses for warehouses, staff cost and other expenses incurred in warehousing and purchasing activities. Distribution costs represent the costs of transporting the merchandise from warehouses to stores. Warehouse, buying and distribution costs are expensed as incurred and are included in sales, marketing and other operating expenses. Warehouse and buying costs amounted to RMB30,132, RMB36,225 and RMB37,757 and distribution costs amounted to RMB12,730, RMB11,707 and RMB11,208 for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating leases
(r)	Operating leases

The Group leases premises for retail drugstores, warehouses and offices under non-cancelable operating leases. Operating lease payments are expensed on a straight-line basis over the term of lease. A majority of the Group’s retail drugstore leases have a 5-year term with a renewal option upon the expiry of the lease. The Group has historically been able to renew a majority of its drugstores leases. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the lease.

Retirement and other postretirement benefits
(s)	Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

Share-based payments
(t)	Share-based payments

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

Earnings per share
(u)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share reflects the potential dilution that would occur upon the exercise of outstanding options and the vesting of non-vested shares granted. Ordinary share equivalents are excluded from the computation of the diluted earnings per share when their effect would be anti-dilutive.

Treasury stock
(v)	Treasury stock

Treasury stock is recorded at acquisition cost and is presented as a reduction from total equity. On cancellation of treasury stock, any excess of the carrying amount over the par value is charged to additional paid-in capital.

Commitments and contingencies
(w)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Historically, the Group has experienced no product liability claims.

Segment reporting
(x)	Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer. The Group has one reportable operating segment, which is the retail drugstore business. Geographic information is not presented because all of the Group’s operations and customers are located in the PRC.

Fair value measurements
(y)	Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value is an exit price, defined as a market-based measurement that represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value measurements are based on one or more of the following three valuation techniques:

Market

This approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income

This approach uses valuation techniques to convert future amounts to a single present value amount based on current market expectations.

Cost

This approach is based on the amount that would be required to replace the service capacity of an asset

FASB ASC Subtopic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial liabilities that are measured at fair value on a recurring or nonrecurring basis as of December 31, 2011 and 2012.

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB

Property and equipment	120,237	—	120,237	—	(7,649)

Recently issued accounting standards
(z)	Recently issued accounting standards

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that an indefinite-lived intangible asset’s fair value is less than its carrying amount before applying the quantitative impairment test. If an entity concludes it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it need not perform the quantitative impairment test. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company expects that the adoption of ASU 2012-02 in 2013 will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company expects that the adoption of ASU 2011-11 in 2013 will not have a material impact on its consolidated financial statement.

PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position

The following list contains the particulars of subsidiaries and an equity method investee which principally affect the consolidated results of operations and financial position of the Company.

Name of subsidiary/investee	Principal activities	Percentage of controlling interest as of December 31,
		2010	2011	2012
Shenzhen Nepstar Pharmaceutical Co., Ltd. (“Nepstar Pharmaceutical”)	Procurement of merchandise for the Group	100%	100%	100%
Weifang Nepstar Pharmaceutical Co., Ltd. (“Weifang Nepstar”)	Procurement of merchandise for the Group	100%	100%	100%
Shanghai Nepstar Chain Co., Ltd. (“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%
Guangzhou Nepstar Chain Co., Ltd. (“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Ningbo Nepstar Chain Co., Ltd. (“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%
Sichuan Nepstar Chain Co., Ltd. (“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%
Jiangsu Nepstar Chain Co., Ltd. (“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%
Dalian Nepstar Chain Co., Ltd. (“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hangzhou Nepstar Chain Co., Ltd. (“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shandong Minkang Nepstar Chain Co., Ltd. (“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar Chain Co., Ltd. (“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%
Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%
Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%
Yunnan Jian Zhijia Chain Drugstore Ltd. (“Yunnan Nepstar”)	Operation of retail drugstores (Note 1(a)(i))	40%	40%	—
Fuzhou Nepstar Chain Co., Ltd. (“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hubei Nepstar Chain Co., Ltd. (“Hubei Nepstar”)	Operation of retail drugstores	100%	100%	100%
Beijing Nepstar Chain Co., Ltd. (“Beijing Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenyang Nepstar Chain Co., Ltd. (“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%
Shenzhen Nepstar E-commerce Co., Ltd. (“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%
Zaozhuang Nepstar Chain Co., Ltd. (“Zaozhuang Nepstar”)	Operation of retail drugstores	—	100%	100%
Wenzhou Nepstar Chain Co., Ltd. (“Wenzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%
Hunan Nepstar Health Chain Co., Ltd. (“Hunan Nepstar”)	Operation of retail drugstores	—	100%	100%
Wuhan Nepstar Drugstore Co., Ltd. (“Wuhan Nepstar”)	Operation of retail drugstores	—	—	100%

Note (i)

Yunnan Nepstar was 40% owned by Nepstar Pharmaceutical and 60% owned by Yunnan Jianzhijia Holding Co., Ltd. (“JZJ Holding”), a company 100% beneficially owned by a director of Yunnan Nepstar. On December 28, 2012, the Group completed the sales of its 40% equity ownership in Yunnan Nepstar to JZJ Holding. In accordance with the terms of the agreement entered into by the Group and JZJ Holding in connection with the transaction, JZJ Holding has acquired the Group’s 40% equity ownership in Yunnan Nepstar for a total cash consideration of RMB 81,480. As of December 31, 2012, Yunnan Nepstar is no longer an equity method investee of the Group. See Note 10.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Group’s property and equipment, other than leasehold improvements, are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Fair Value Measurements of Assets That are Measured at Fair Value on Nonrecurring Basis

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012:

Description	Year ended December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	RMB	RMB	RMB	RMB

Property and equipment	120,237	—	120,237	—	(7,649)

CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity

As of December 31, 2011 and 2012, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	767,885	371,256

Short-term time deposits with maturity over three months but within one year	43,000	237,100

Long-term time deposits with maturity between one and two years	169,000	20,000

ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable

Accounts receivable consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable due from:
Banks	1,176	770
Social security bureaux	84,185	100,249
Non-retail customers	17,576	14,229

	102,937	115,248
Less: allowance for doubtful accounts	—	(647)

Accounts receivable, net	102,937	114,601

Allowance for Doubtful Accounts

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012.

	December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at the beginning of the year	596	156	—
Provision for the year	—	—	2,276
Reversal of bad debt expense	(377)	—	—
Write-off of accounts receivable	(63)	(156)	(1,629)

Balance at the end of the year	156	—	647

PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses, Deposits and Other Current Assets

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Prepaid rental	93,975	91,787
Rental deposits	461	695
Prepayments for purchases of merchandise	2,532	14,486
Advances to employees	2,528	2,021
Deferred tax charge on unrealized profits on inter-company sales	7,200	11,437
Store consumables and supplies	9,724	9,929
Accrued interest income	1,381	10,905
Other prepaid expenses and deposits	5,030	5,992

	122,831	147,252

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Merchandise in stores	283,282	324,947
Merchandise in warehouses	153,776	153,536

	437,058	478,483

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Store buildings	14,617	14,617
Leasehold improvements	192,902	183,872
Store fixture and equipment	145,511	145,048
Software	33,596	34,933
Motor vehicles	14,827	14,731

	401,453	393,201
Less: Accumulated depreciation and amortization	(259,636)	(272,964)

	141,817	120,237

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net

(a) Intangible assets, net

	December 31,
	2011	2012
	RMB	RMB

Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,473)	(3,692)

	219	—

Unamortized intangible assets
Operating rights (Note 8)	2,868	2,868

Total intangible assets	3,087	2,868

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
	RMB	RMB

Gross goodwill as of January 1	51,089	51,819
Goodwill acquired during the year (Note 8)	730	—

Gross goodwill as of December 31	51,819	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,819	51,819

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income before Income Tax Expense

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

PRC	60,456	67,004	138,755
Non-PRC	(7,627)	(45)	(1,069)

Income before income tax expense	52,829	66,959	137,686

Income Tax Expense in Consolidated Statements of Income

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expense	36,209	35,802	49,616
Deferred tax expense/(benefit)	112	(4,776)	(2,022)

Income tax expense	36,321	31,026	47,594

Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Income Before Income Taxes

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Computed “expected” tax expense	13,207	16,740	34,422
Effect of tax rate differential	(1,797)	(1,345)	(33)
PRC dividend withholding tax	(1,263)	680	4,598
Non-deductible expenses:
- Disallowed rental expenses	10,010	8,527	14,190
- Penalty imposed by SAFE	5,951	—	—
- Bad debt write-off	—	—	569
- Others	272	430	1,479
Reversal of deferred tax liabilities on equity method investment	—	—	(6,250)
Non-taxable income	(667)	(872)	(1,132)
Effect of deemed interest income	—	624	—
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	(2,421)	(2,785)
Change in valuation allowance	10,608	8,663	2,536

Actual income tax expense	36,321	31,026	47,594

Tax Effects of Temporary Differences that Given Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are presented below.

	December 31,
	2011	2012
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	36,722	34,590
- Inventories	1,487	1,960
- Accrued expenses	501	107
- Accrual for membership reward program	141	788
- Impairment of property and equipment	3,714	2,834
- Others	—	1,745

Total gross deferred tax assets	42,565	42,024
Valuation allowance	(37,405)	(37,264)

Total deferred tax assets	5,160	4,760

Deferred tax liabilities:

- PRC dividend withholding taxes	(2,184)	(6,782)
- Equity method investment	(9,076)	—
- Intangible assets	(772)	(717)

Total deferred tax liabilities	(12,032)	(7,499)

Net deferred tax liabilities	(6,872)	(2,739)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,009	1,704
- Non-current	3,151	3,056

Deferred tax liabilities:
- Non-current	(12,032)	(7,499)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance as at January 1	17,547	25,194	31,015
Additions based on tax positions related to current year	7,647	8,242	8,007
Expiration of the statute of limitations	—	(2,421)	(2,785)

Balance as at December 31	25,194	31,015	36,237

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accrued payroll and employee benefits	59,778	62,661
Other accrued expenses (Note (a))	19,658	19,380
Payable for purchases of property and equipment	4,720	3,664
Deposits received (Note (b))	2,582	2,315
VAT and other taxes payable	31,383	17,483

	118,121	105,503

Notes:

(a) Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.

(b) Amounts represent primarily deposits from non-retail customers for purchase of inventory.

DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Income

Deferred income consists of the following:

	December 31,
	2011	2012
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(m))	10,662	14,327
Deferred rebate income	17,078	18,365

	27,740	32,692

REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
Revenue by Each Major Product Categories

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Prescription drugs	503,403	495,352	519,557
Over-the-counter drugs	866,634	911,412	997,997
Nutritional supplements	452,642	450,714	399,397
Herbal products	86,873	99,627	100,419
Other product sales	447,052	534,185	532,486

	2,356,604	2,491,290	2,549,856

SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Expense of Pre-Initial Public Offering Option Scheme

The share-based compensation expense of pre-IPO option scheme is allocated as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Sales, marketing and other operating expenses	18	—	—
General and administrative expenses	51	—	—

Total share-based compensation expense	69	—	—

Summary of Option Activities

A summary of the Company’s option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2010	2,731,566	USD1.64
Granted	1,000,000	USD3.73
Exercised	(1,559,872)	USD0.95
Forfeited	(681,944)	USD3.13
Cancelled	(150,000)	USD8.10

Outstanding as of December 31, 2010	1,339,750	USD2.51
Exercised	(119,644)	USD0.71
Forfeited	(610,356)	USD3.67

Outstanding as of December 31, 2011	609,750	USD1.71
Exercised	(368,160)	USD0.72
Forfeited	(241,590)	USD3.21

Outstanding as of December 31, 2012	—	—	-—	-—

Exercisable as of December 31, 2012	—	—	—	—

Summary of Status of Non-Vested Ordinary Shares Granted to Employees and Changes

A summary of the status of the Company’s non-vested ordinary shares granted to employees as of December 31, 2012, and changes during the year then ended are presented below:

	Number of shares	Weighted average grant date fair value

Outstanding as of January 1, 2011	20,000	USD3.49
Granted	—	—
Vested	(20,000)	USD3.49

Outstanding as of December 31, 2011 and 2012	—	—

2007 Share Incentive Plan
Fair Value of Share Option Granted

The fair value of the above share options granted under the 2007 Plan was estimated based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010

Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	16,508	35,933	90,092

Denominator:
Basic weighted average number of ordinary shares	209,550,935	206,127,305	199,198,962
Dilutive effect of outstanding share options and non-vested shares	855,625	250,377	64,402

Dilutive weighted average number of ordinary shares	210,406,560	206,377,682	199,263,364

Basic earnings per ordinary share	0.08	0.17	0.45

Diluted earnings per ordinary share	0.08	0.17	0.45

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Principal Related Party Transactions and Amounts Due from and Due to Related Parties

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Purchases from related parties (Note 23(a))	121,439	105,154	92,906
Sales to related parties (Note 23(b))	4,817	2,207	5,454
Lease of property from a related party (Note 23(d))	1,082	1,082	1,082
Disposal of a subsidiary to a related party (Note 23(f))	—	20,000	—

	December 31,
	2011	2012
	RMB	RMB

Amounts due from related parties (Note 23(c))	4,649	8,254
Amounts due to related parties (Note 23(e))	18,169	18,381

Notes:

(a)	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

JZJ Holding	1,607	—	—
Neptunus Group and its affiliates	3,210	2,207	5,454

	4,817	2,207	5,454

(c)	The amounts due from related parties represent the following:

	December 31,
	2011	2012
	RMB	RMB

Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 23(b))	2,207	7,304
Expenses paid on behalf of related parties	287	950

	2,494	8,254

Amount due from JZJ Holding related to:

Sales of merchandise (Note 23(b))	1,607	—
Expenses paid on behalf of related parties	548	—

	2,155	—

Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively.

(d)	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.

(f)	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company’s equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group’s financial position or business operation.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2012 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ended December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2013	203,347	15,416	218,763
2014	201,445	10,495	211,940
2015	122,596	8,780	131,376
2016	63,586	7,346	70,932
2017	34,037	6,528	40,565
Thereafter	19,368	17,652	37,020

Total	644,379	66,217	710,596

Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($) Location Store	Dec. 31, 2012 CNY Location	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	May 31, 2007 Pre -2009 Regional Companies CNY Entity	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. Transferee companies CNY	May 31, 2010 Shenzhen Nepstar E-commerce Co., Ltd. CNY Entity	Dec. 31, 2009 Shenzhen Nepstar E-commerce Co., Ltd. Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of retail drugstores	2,132	2,132
Number of cities where owned retail drug stores operate	73	73
Bank deposits	$ 9,943	61,948	$ 12,899	81,186
Entity incorporation date	2004-08	2004-08
Initial public offering completion date	Nov 9, 2007	Nov 9, 2007
Ownership percentage of subsidiaries transferred for reorganization					51.00%			100.00%
Number of transferee companies					2			2
Consideration paid by transferee companies					31,794			10,000
Percentage of controlling interest						49.00%	51.00%		100.00%
Initial capital contribution paid by Transferee Companies							1,530
Amount loan to Transferee Companies								10,000
Purchase agreement, expiration date	May 27, 2017	May 27, 2017
Initial term loans	1 year	1 year

Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%	100.00%	100.00%
Weifang Nepstar Pharmaceutical Co., Ltd. (Weifang Nepstar)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Procurement of merchandise for the Group
Percentage of controlling interest	100.00%	100.00%	100.00%
Shanghai Nepstar Chain Co., Ltd. ("Shanghai Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Guangzhou Nepstar Chain Co., Ltd. ("Guangzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Ningbo Nepstar Chain Co., Ltd. ("Ningbo Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Sichuan Nepstar Chain Co., Ltd. ("Sichuan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Jiangsu Nepstar Chain Co., Ltd. ("Jiangsu Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Dalian Nepstar Chain Co., Ltd. ("Dalian Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hangzhou Nepstar Chain Co., Ltd. ("Hangzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shandong Minkang Nepstar Chain Co., Ltd. ("Shandong Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenzhen Nepstar Chain Co., Ltd. (Shenzhen Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Qingdao Nepstar Chain Co., Ltd. ("Qingdao Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Tianjin Nepstar Chain Co., Ltd. ("Tianjin Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Yunnan Jian Zhijia Chain Drugstore Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores [1]
Percentage of controlling interest		40.00%	40.00%
Fuzhou Nepstar Chain Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hubei Nepstar Chain Co., Ltd. ("Hubei Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Beijing Nepstar Chain Co., Ltd. (Beijing Nepstar)
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenyang Nepstar Chain Co., Ltd. ("Shenyang Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Shenzhen Nepstar E-commerce Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Online retail sales of merchandise
Percentage of controlling interest	100.00%	100.00%	100.00%
Zaozhuang Nepstar Chain Co., Ltd. ("Zaozhuang Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%
Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%	100.00%
Hunan Nepstar Health Chain Co., Ltd. ("Hunan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%	100.00%
Wuhan Nepstar Drugstore Co., Ltd. ("Wuhan Nepstar")
Subsidiary or Equity Method Investee [Line Items]
Principal activities	Operation of retail drugstores
Percentage of controlling interest	100.00%

[1]	Yunnan Nepstar was 40% owned by Nepstar Pharmaceutical and 60% owned by Yunnan Jianzhijia Holding Co., Ltd. ("JZJ Holding"), a company 100% beneficially owned by a director of Yunnan Nepstar. On December 28, 2012, the Group completed the sales of its 40% equity ownership in Yunnan Nepstar to JZJ Holding. In accordance with the terms of the agreement entered into by the Group and JZJ Holding in connection with the transaction, JZJ Holding has acquired the Group's 40% equity ownership in Yunnan Nepstar for a total cash consideration of RMB 81,480. As of December 31, 2012, Yunnan Nepstar is no longer an equity method investee of the Group. See Note 10.

Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position (Parenthetical) (Detail)
In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 31, 2010 Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 28, 2012 Direct Ownership Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 28, 2012 Yunnan Jianzhijia Holding Co., Ltd. Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 31, 2012 Director of Yunnan Nepstar Yunnan Jianzhijia Holding Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest				40.00%	40.00%	40.00%
JZJ Holding's ownership interest in Yunnan Nepstar							60.00%
Percentage of beneficial interest								100.00%
Percentage of equity ownership sold			40.00%
Cash consideration from sale of equity method investment	$ 13,078	81,480	81,480

Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Warehouse and buying costs CNY	Dec. 31, 2011 Warehouse and buying costs CNY	Dec. 31, 2010 Warehouse and buying costs CNY	Dec. 31, 2012 Distribution CNY	Dec. 31, 2011 Distribution CNY	Dec. 31, 2010 Distribution CNY	Dec. 31, 2012 Vendor allowances CNY	Dec. 31, 2011 Vendor allowances CNY	Dec. 31, 2010 Vendor allowances CNY	Dec. 31, 2012 Minimum
Summary Of Significant Accounting Policies [Line Items]
Currency translation, rate of $US1	6.2301	6.2301
Restricted cash	$ 5,778	36,000
Inventory write-downs	1,456	9,072	9,379	9,424
Impairment losses of property and equipment	1,228	7,649	14,164	3,423
Land use right period	50 years	50 years
Recognized income tax positions														50.00%
Advertising and promotion costs		14,504	9,904	10,284							13,131	10,387	11,952
Cost of goods sold	219,790	1,369,312	1,302,653	1,192,665							87,338	76,067	55,667
Sales, marketing and other operating expenses	$ 162,388	1,011,695	1,015,165	985,510	37,757	36,225	30,132	11,208	11,707	12,730
Retail drugstore lease term	5 years	5 years
Number of reportable operating segment	1	1

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Store buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	20 years
Store fixture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years

Assets Measured at Fair Value on Nonrecurring Basis (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment					120,237	120,237
Total gains (losses)	$ (1,228)	(7,649)	(14,164)	(3,423)	(7,649)

Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,591	371,256	$ 123,254	767,885	626,796	486,012
Short-term time deposits with maturity over three months but within one year	38,057	237,100		43,000
Long-term time deposits with maturity between one and two years	$ 3,210	20,000		169,000

Cash, Cash Equivalents and Bank Deposits - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 US Dollar denominated bank deposits USD ($)	Dec. 31, 2012 US Dollar denominated bank deposits CNY	Dec. 31, 2011 US Dollar denominated bank deposits USD ($)	Dec. 31, 2011 US Dollar denominated bank deposits CNY
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,591	371,256	$ 123,254	767,885	626,796	486,012			$ 9,943	61,948	$ 12,899	81,186
Interest rate of time deposits per annum							3.05%	4.40%
Weighted average original maturity of time deposits	7 months	7 months

Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Banks CNY	Dec. 31, 2011 Banks CNY	Dec. 31, 2012 Social security bureaux CNY	Dec. 31, 2011 Social security bureaux CNY	Dec. 31, 2012 Non-retail customers CNY	Dec. 31, 2011 Non-retail customers CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		115,248	102,937	770	1,176	100,249	84,185	14,229	17,576
Less: allowance for doubtful accounts		(647)
Accounts receivable, net	$ 18,395	114,601	102,937

Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year			156	596
Provision for the year	365	2,276
Reversal of bad debt expense				(377)
Write-off of accounts receivable		(1,629)	(156)	(63)
Balance at the end of the year		647		156

Prepaid Expenses, Deposits and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid rental		91,787	93,975
Rental deposits		695	461
Prepayments for purchases of merchandise		14,486	2,532
Advances to employees		2,021	2,528
Deferred tax charge on unrealized profits on inter-company sales		11,437	7,200
Store consumables and supplies		9,929	9,724
Accrued interest income		10,905	1,381
Other prepaid expenses and deposits		5,992	5,030
Prepaid expenses, deposits and other current assets	$ 23,634	147,252	122,831

Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Merchandise in stores CNY	Dec. 31, 2011 Merchandise in stores CNY	Dec. 31, 2012 Merchandise in warehouses CNY	Dec. 31, 2011 Merchandise in warehouses CNY
Inventory Disclosure [Line Items]
Inventories	$ 76,802	478,483	437,058	324,947	283,282	153,536	153,776

Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Store buildings CNY	Dec. 31, 2011 Store buildings CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Store fixture and equipment CNY	Dec. 31, 2011 Store fixture and equipment CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		393,201	401,453	14,617	14,617	183,872	192,902	145,048	145,511	34,933	33,596	14,731	14,827
Less: Accumulated depreciation and amortization		(272,964)	(259,636)
Property and equipment, net	$ 19,299	120,237	141,817

Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Sales, marketing and other operating expenses CNY	Dec. 31, 2011 Sales, marketing and other operating expenses CNY	Dec. 31, 2010 Sales, marketing and other operating expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		44,916	58,722	66,440	34,526	48,665	56,998	10,390	10,057	9,442
Impairment losses of property and equipment	$ 1,228	7,649	14,164	3,423

Acquisitions - Additional Information (Detail) (Shanghai Riye Chain Co., Ltd., CNY) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2011 Store	Dec. 31, 2010 Store	Mar. 31, 2012 Business Acquisition
Business Acquisition [Line Items]
Deposits related to proposed acquisition		2,000
Number of remaining stores to be acquired		2
Number of stores in acquisition completed	1
Deposit recovery for not executed store acquisition			1,000
Total aggregate purchase price	1,000
Goodwill	730

Intangible Assets, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Intangible Assets by Major Class [Line Items]
Amortized intangible assets Favorable lease contracts Cost		3,692	3,692
Less: Accumulated amortization		(3,692)	(3,473)
Finite-Lived Intangible Assets, Net, Total			219
Unamortized intangible assets Operating rights (Note 8)		2,868	2,868
Total intangible assets	$ 460	2,868	3,087

Goodwill and Other Intangible Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense for intangible assets	219	191	315
Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life	2 years
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Amortized intangible assets favorable lease contracts, useful life	6 years

Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Goodwill [Line Items]
Goodwill gross, beginning balance	51,089		51,819
Goodwill acquired during the year (Note 8)	730
Goodwill gross, ending balance	51,819		51,819
Accumulated impairment losses
Goodwill net, ending balance	51,819	$ 8,318	51,819

Equity Method Investment - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest								40.00%
Deconsolidation gain					8,927
Cash dividend received from Yunnan Nepstar	2,219	13,825					25,000
Equity method investment			36,703			36,703
Equity method investment at cost						400
Accumulated equity in income of the equity method investee						27,376
Equity in income of an equity method investee	215	1,337	1,552	5,808
Dividend income from an equity method investee	1,794	11,175
Percentage of equity ownership sold							40.00%
Cash consideration from sale of equity method investment	13,078	81,480					81,480
Gain from sale of equity method investment	$ 10,985	68,440					68,440

Other Expense - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Other expense	25,540

Other Income - Additional Information (Detail) (Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar"), CNY) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2012 Store
Wenzhou Nepstar Chain Co Ltd ("Wenzhou Nepstar")
Components of Other Operating Income [Line Items]
Number of retail drugstores	8
Cash consideration from sale of assets	2,200
Gain from sale of assets	1,480

Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Expire by end of 2013 CNY	Dec. 31, 2012 Expire by end of 2014 CNY	Dec. 31, 2012 Expire by end of 2015 CNY	Dec. 31, 2012 Expire by end of 2016 CNY	Dec. 31, 2012 Expire by end of 2017 CNY	Dec. 31, 2012 Additional valuation allowance recorded CNY	Dec. 31, 2012 Utilization of tax loss carryforwards CNY	Dec. 31, 2012 Derecognition of deferred tax assets and the related valuation allowance CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2012 Tax Arrangement	Dec. 31, 2012 Tax Arrangement Minimum
Schedule Of Income Tax [Line Items]
Chinese statutory income tax rate	25.00%	25.00%
Transitional rates for entities operating in Shenzhen and Zhuhai Special Economic Zones	25.00%	25.00%	24.00%	22.00%
Withholding tax rate to which dividends received by non-PRC-resident corporate investors from PRC-resident enterprises							10.00%										5.00%
Percentage of beneficial interest owned																		25.00%
Reversal of deferred tax liabilities on equity method investment		6,250														6,250
Cash dividend received from Yunnan Nepstar	2,219	13,825														25,000
Change in valuation allowance during the period		141	5,390	9,941									10,115	(7,579)	(2,677)
Tax loss carryforwards		138,358						38,251	7,248	34,259	26,103	32,497
Statute of limitations period due to computational errors	3 years	3 years
Statute of limitations period due to computational errors under special circumstances	5 years	5 years
Income tax examination, underpayment of taxes amount under special circumstances					$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment	10 years	10 years

Income before Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC		138,755	67,004	60,456
Non-PRC		(1,069)	(45)	(7,627)
Income before income tax expense	$ 22,100	137,686	66,959	52,829

Income Tax Expense in Consolidated Statements of Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense		49,616	35,802	36,209
Deferred tax (benefit)/expense	(325)	(2,022)	(4,776)	112
Actual income tax expense	$ 7,639	47,594	31,026	36,321

Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Earnings Before Income Taxes (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Statutory Federal Tax Rate [Line Items]
Computed "expected" tax expense		34,422	16,740	13,207
Effect of tax rate differential		(33)	(1,345)	(1,797)
PRC dividend withholding tax		4,598	680	(1,263)
Non-deductible expenses:
- Disallowed rental expenses		14,190	8,527	10,010
- Penalty imposed by SAFE				5,951
- Bad debt write-off		569
- Others		1,479	430	272
Reversal of deferred tax liabilities on equity method investment		(6,250)
Non-taxable income		(1,132)	(872)	(667)
Effect of deemed interest income			624
Release of unrecognized tax benefits due to expiration of the statute of limitations		(2,785)	(2,421)
Change in valuation allowance		2,536	8,663	10,608
Actual income tax expense	$ 7,639	47,594	31,026	36,321

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
- Tax loss carryforwards		34,590	36,722
- Inventories		1,960	1,487
- Accrued expenses		107	501
- Accrual for membership reward program		788	141
- Impairment of property and equipment		2,834	3,714
- Others		1,745
Total gross deferred tax assets		42,024	42,565
Valuation allowance		(37,264)	(37,405)
Total deferred tax assets		4,760	5,160
Deferred tax liabilities:
- PRC dividend withholding taxes		(6,782)	(2,184)
- Equity method investment			(9,076)
- Intangible assets		(717)	(772)
Total deferred tax liabilities		(7,499)	(12,032)
Net deferred tax liabilities		(2,739)	(6,872)
Deferred tax assets:
- Current	274	1,704	2,009
- Non-current	491	3,056	3,151
Deferred tax liabilities:
- Non-current	$ (1,204)	(7,499)	(12,032)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits Beginning Balance	31,015	25,194	17,547
Additions based on tax positions related to current year	8,007	8,242	7,647
Expiration of the statute of limitations	(2,785)	(2,421)
Unrecognized Tax Benefits Ending Balance	36,237	31,015	25,194

Accrued Expenses and Other Payables (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued payroll and employee benefits	62,661		59,778
Other accrued expenses	19,380	[1]	19,658	[1]
Payable for purchases of property and equipment	3,664		4,720
Deposits received	2,315	[2]	2,582	[2]
VAT and other taxes payable	17,483		31,383
Accrued Expenses and Other Current Liabilities	105,503		118,121

[1]	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
[2]	Amounts represent primarily deposits from non-retail customers for purchase of inventory.

Deferred Income (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Revenue Arrangement [Line Items]
Deferred revenue arising from Shopper's Card Program (Note 2(m))	$ 2,300	14,327	10,662
Deferred rebate income	2,948	18,365	17,078
Deferred income		32,692	27,740

Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended						1 Months Ended
	Mar. 02, 2010 Installment Person	Jan. 05, 2009 Installment	Nov. 09, 2007 Installment Person	Sep. 01, 2006 Installment	Mar. 20, 2006 Installment	Aug. 30, 2005 Installment	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Aug. 13, 2010 The 2010 Program Maximum USD ($)	Aug. 19, 2011 The 2011 Program Maximum USD ($)
Stockholders Equity Note [Line Items]
Share capital - ordinary shares, shares authorized							360,000,000	360,000,000	360,000,000	360,000,000
Share capital - ordinary shares, par value							$ 0.0001		$ 0.0001
Issuance of ordinary shares to employees upon exercise of vested share options							368,160	368,160	119,644	119,644	1,559,872	1,559,872
Ordinary shares granted and issued in exchange for forfeiture of options	150,000
Number of directors	3		4
Share options forfeitures	150,000						241,590	241,590	610,356	610,356	681,944	681,944
Ordinary shares vested									20,000	20,000	30,000	30,000
Ordinary shares, vesting period description									The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.	The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.
Non-vested ordinary shares, number of installments for vesting period	5	3	3	8	8	12
Ordinary shares authorized to be repurchased													$ 20,000	$ 20,000
Repurchase of ordinary shares (in shares)									5,476,490	5,476,490
Repurchase of ordinary shares								40,899	7,233	45,522
Repurchase and retirement of ordinary shares							5,370,312	5,370,312			3,827,082	3,827,082
Repurchase and retirement of ordinary shares							$ 6,565	40,899			$ 5,371	36,584
Treasury stock, shares									334,388	334,388

Statutory Reserves - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Percentage of net profit required to be transferred to statutory surplus reserve until reserve is 50% of registered capital	10.00%
Maximum percentage of statutory surplus reserve to registered capital	50.00%
Appropriations to statutory surplus reserves	4,178	23,062	29,383
Accumulated balance of statutory surplus reserve	99,377	95,199
Minimum
Statutory Accounting Practices [Line Items]
Percentage of statutory surplus reserve to registered capital after issuance of share to shareholders	25.00%

Dividend - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Mar. 03, 2010 USD ($)	Mar. 03, 2010 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 27, 2012 Special Dividend CNY	Apr. 27, 2012 Special Dividend USD ($)	Apr. 27, 2012 Special Dividend CNY	Jan. 18, 2011 Special Dividend USD ($)	Jan. 18, 2011 Special Dividend CNY	Aug. 24, 2009 Special Dividend USD ($)	Aug. 24, 2009 Special Dividend CNY
Dividends Payable [Line Items]
Cash dividend per share declared	$ 0.14						$ 0.3		$ 0.15		$ 0.75
Cash dividend to common stock	$ 29,491	201,301	378,472	205,172	201,301		$ 59,986	378,472	$ 31,168	205,172	$ 157,164	1,073,557
Dividend declared, record date	Apr 2, 2010	Apr 2, 2010					Apr 26, 2012	Apr 26, 2012	Jan 31, 2011	Jan 31, 2011	Sep 25, 2009	Sep 25, 2009
Dividend paid out of additional paid in capital	$ 12,621					378,472	$ 59,986		$ 31,168		$ 152,027

Revenue by Each Major Product Categories (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prescription drugs CNY	Dec. 31, 2011 Prescription drugs CNY	Dec. 31, 2010 Prescription drugs CNY	Dec. 31, 2012 Over-the-counter drugs CNY	Dec. 31, 2011 Over-the-counter drugs CNY	Dec. 31, 2010 Over-the-counter drugs CNY	Dec. 31, 2012 Nutritional supplements CNY	Dec. 31, 2011 Nutritional supplements CNY	Dec. 31, 2010 Nutritional supplements CNY	Dec. 31, 2012 Herbal products CNY	Dec. 31, 2011 Herbal products CNY	Dec. 31, 2010 Herbal products CNY	Dec. 31, 2012 Other products CNY	Dec. 31, 2011 Other products CNY	Dec. 31, 2010 Other products CNY
Segment Reporting Disclosure [Line Items]
Revenue	$ 409,280	2,549,856	2,491,290	2,356,604	519,557	495,352	503,403	997,997	911,412	866,634	399,397	450,714	452,642	100,419	99,627	86,873	532,486	534,185	447,052

Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Percentage of revenue generated from products subject to government pricing controls	30.00%	30.00%	31.00%
Percentage of revenue by customers	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2010, 2011 and 2012.

Share-Based Payments - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended												12 Months Ended					12 Months Ended				1 Months Ended
	Mar. 02, 2010 USD ($) Installment Person	Mar. 02, 2010 CNY	Jan. 05, 2009 USD ($) Installment	Jan. 05, 2009 CNY	Nov. 09, 2007 USD ($) Installment Person	Nov. 09, 2007 CNY Person	Sep. 01, 2006 USD ($) Installment	Sep. 01, 2006 CNY	Mar. 20, 2006 USD ($) Installment	Mar. 20, 2006 CNY	Aug. 30, 2005 USD ($) Installment	Aug. 30, 2005 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Jun. 30, 2007	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2011 Executive Officer	Dec. 31, 2010 Executive Officer	Sep. 01, 2006 Options	Mar. 20, 2006 Options	Aug. 30, 2005 Options	Jan. 05, 2010 Option One USD ($) Installment	Jan. 05, 2010 Option One CNY	Jan. 05, 2010 Option Two USD ($)	Jan. 05, 2010 Option Two CNY	Mar. 02, 2010 Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			600,000	600,000	200,000	200,000	1,000,000	1,000,000	6,680,000	6,680,000	1,000,000	1,000,000													800,000	800,000	200,000	200,000
Share options grant date fair value, per option			$ 0.78		$ 2.86		$ 0.14		$ 0.11		$ 0.4														$ 0.91		$ 0.92
Share options grant date fair value			$ 469	3,203	$ 573	4,250	$ 140	1,144	$ 735	6,063	$ 400	3,245													$ 728	4,976	$ 184	1,256
Share options grant exercise price			$ 2.4		$ 8.1		$ 0.75		$ 0.75		$ 0.075				$ 3.73										$ 3.725		$ 3.725
Percentage of options vested on grant date							25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of options to be vested on installment basis							75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Share-based compensation vesting period																						4 years	4 years	3 years					5 years
Non-vested ordinary shares, number of installments for vesting period	5	5	3	3	3	3	8	8	8	8	12	12													4	4
Share options authorized																	8,680,000
Number of directors	3	3			4	4
Period that share options vest and become exercisable			3 years	3 years	3 years	3 years																			4 years	4 years	3 years	3 years
Share options expiration period			10 years	10 years	10 years	10 years																			10 years	10 years	10 years	10 years
Ordinary shares granted and issued in exchange for forfeiture of options	150,000	150,000
Ordinary shares grant date fair value, per share	$ 3.63
Ordinary shares grant date fair value, in aggregate	545	3,188
Share options forfeitures	150,000	150,000											241,590	610,356	681,944	681,944				600,000	600,000
Incremental share-based compensation expense resulting from modification																3,436
Non-vested ordinary shares granted	50,000	50,000
Non-vested ordinary shares grant date fair value	$ 3.49
Non-vested shares grant date fair value	174	1,191
Share-based compensation expense																			5,712
Share-based compensation expense, reversed																		1,195
Total intrinsic value of share options exercised													$ 122	$ 98	$ 2,458

Share-Based Compensation Expense of Pre-Initial Public Offering Option Scheme (Detail) (Pre-IPO Option Scheme, CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	69
Sales, marketing and other operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	18
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	51

Fair Value of Share Options Estimated using Binomial Option Pricing Model (Detail) (2007 Share Incentive Plan)	1 Months Ended
	Jan. 05, 2010	Jan. 05, 2009	Nov. 09, 2007
2007 Share Incentive Plan
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected dividend yield	6.43%	2.54%	1.67%
Expected volatility	35.67%	41.76%	40.74%
Risk-free interest rate	3.86%	2.54%	4.23%
Option life (in years)	10 years	10 years	10 years
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal exercise factor	1.5	1.5	1.5

Summary of Option Activities (Detail) (USD $)	1 Months Ended						12 Months Ended
	Mar. 02, 2010	Jan. 05, 2009	Nov. 09, 2007	Sep. 01, 2006	Mar. 20, 2006	Aug. 30, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options Outstanding, Beginning Balance							609,750	1,339,750	2,731,566
Granted									1,000,000
Exercised							(368,160)	(119,644)	(1,559,872)
Forfeited	(150,000)						(241,590)	(610,356)	(681,944)
Cancelled									(150,000)
Options Outstanding, Ending Balance								609,750	1,339,750
Options Outstanding, Exercisable
Weighted average exercise price
Weighted average exercise price, Beginning Balance							$ 1.71	$ 2.51	$ 1.64
Granted		$ 2.4	$ 8.1	$ 0.75	$ 0.75	$ 0.075			$ 3.73
Exercised							$ 0.72	$ 0.71	$ 0.95
Forfeited							$ 3.21	$ 3.67	$ 3.13
Cancelled									$ 8.1
Weighted average exercise price, Ending Balance								$ 1.71	$ 2.51
Weighted average exercise price, Exercisable
Weighted average remaining contractual term
Weighted average remaining contractual term, Ending Balance							0 years
Weighted average remaining contractual term, Exercisable							0 years
Aggregate intrinsic value
Aggregate intrinsic value, Ending Balance
Aggregate intrinsic value, Exercisable

Summary of Status of Non-Vested Ordinary Shares Granted to Employees and Changes (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 02, 2010	Dec. 31, 2011	Dec. 31, 2010
Number of shares outstanding
Beginning Balance		20,000
Granted	50,000
Vested		(20,000)	(30,000)
Ending Balance			20,000
Weighted average grant date fair value
Beginning Balance		$ 3.49
Granted	$ 3.49
Vested		$ 3.49
Ending Balance			$ 3.49

Pension and Other Post Retirement Benefits - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	37,824	34,422	31,321
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	10.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution percentage	22.00%

Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	$ 14,461	90,092	35,933	16,508
Denominator:
Basic weighted average number of ordinary shares	199,198,962	199,198,962	206,127,305	209,550,935
Dilutive effect of outstanding share options and non-vested shares	64,402	64,402	250,377	855,625
Dilutive weighted average number of ordinary shares	199,263,364	199,263,364	206,377,682	210,406,560
Basic earnings per ordinary share	$ 0.07	0.45	0.17	0.08
Diluted earnings per ordinary share	$ 0.07	0.45	0.17	0.08

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares issuable upon exercise of employee share options excluded from diluted earnings per share computation	0	200,000	800,000

Principal Related Party Transactions and Amounts Due from and Due to Related Parties (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2011 Related Parties CNY
Related Party Transaction [Line Items]
Purchases from related parties	92,906	[1]	105,154	[1]	121,439	[1]
Sales to related parties	5,454	[2]	2,207	[2]	4,817	[2]
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]
Disposal of a subsidiary to a related party								20,000 [4]
Amounts due from related parties	8,254	[5]	4,649	[5]			1,325
Amounts due to related parties	18,381	[6]	18,169	[6]			$ 2,950

[1]	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business. The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.
[2]	In the normal course of business, the Group sold merchandise to the following related parties as follows: Year ended December 31, 2010 2011 2012 RMB RMB RMB JZJ Holding 1,607 - - Neptunus Group and its affiliates 3,210 2,207 5,454 4,817 2,207 5,454
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.
[4]	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company's equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group's financial position or business operation.
[5]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[6]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 23(a) above.

Principal Related Party Transactions and Amounts Due from and Due to Related Parties (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 USD ($)	Dec. 31, 2012 Monthly Payment CNY	Dec. 31, 2011 Monthly Payment CNY	Dec. 31, 2010 Monthly Payment CNY	Dec. 31, 2011 Related Parties CNY		Dec. 31, 2010 JZJ Holding CNY	Dec. 31, 2011 JZJ Holding CNY		Dec. 31, 2012 Neptunus Group and its affiliates CNY		Dec. 31, 2011 Neptunus Group and its affiliates CNY		Dec. 31, 2010 Neptunus Group and its affiliates CNY	Dec. 31, 2012 Maximum
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement	60 to 90 days
Related party supplier percentage																					10.00%
Sales to related parties	5,454	[1]	2,207	[1]	4,817	[1]							1,607			5,454		2,207		3,210
Sales of merchandise														1,607	[1]	7,304	[1]	2,207	[1]
Expenses paid on behalf of related parties														548		950		287
Amounts due from related parties	8,254	[2]	4,649	[2]			1,325							2,155		8,254		2,494
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]		90	90	90
Related party lease agreement expiration date	2013-10
Disposed of equity interest in subsidiary											100.00%
Disposal of subsidiary to related party											20,000	[4]
Income from disposal of subsidiary to parent company			19

[1]	In the normal course of business, the Group sold merchandise to the following related parties as follows: Year ended December 31, 2010 2011 2012 RMB RMB RMB JZJ Holding 1,607 - - Neptunus Group and its affiliates 3,210 2,207 5,454 4,817 2,207 5,454
[2]	The amounts due from related parties represent the following: December 31, 2011 2012 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 23(b)) 2,207 7,304 Expenses paid on behalf of related parties 287 950 2,494 8,254 Amount due from JZJ Holding related to: Sales of merchandise (Note 23(b)) 1,607 - Expenses paid on behalf of related parties 548 - 2,155 - Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and JZJ Holding respectively
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.
[4]	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company's equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group's financial position or business operation.

Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	218,763
2014	211,940
2015	131,376
2016	70,932
2017	40,565
Thereafter	37,020
Total	710,596
Store premises
Schedule of Operating Leases [Line Items]
2013	203,347
2014	201,445
2015	122,596
2016	63,586
2017	34,037
Thereafter	19,368
Total	644,379
Warehouses and office premises
Schedule of Operating Leases [Line Items]
2013	15,416
2014	10,495
2015	8,780
2016	7,346
2017	6,528
Thereafter	17,652
Total	66,217

Commitments and Contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Operating leases rental expenses	370,292	375,626	367,603